As filed with the Securities and Exchange Commission on September 4, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23237

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-316-8077

Rhonda A. Mills, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA ETF TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the funds intend to no longer mail paper copies of the funds’ shareholder reports unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Transamerica funds held in your account.

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica ETF Trust	Semi-Annual Report 2019

Dear Shareholder,

On behalf of DeltaShares by Transamerica, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Exchange Traded Fund(s) (“ETFs”) during the fiscal period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your ETFs for the six-month period ended June 30, 2019.

We believe it is important to understand market conditions over the six-month period ended June 30, 2019, to provide a context for reading this report. The period began with markets seeking to recover from a brutal year-end selloff in which stock prices plummeted and credit spreads widened considerably. Topping the list of investor concerns was fear of the U.S. Federal Reserve (“Fed”) raising interest rates into a slowing economy, the U.S./China trade dispute and the threat of additional tariffs between the two nations, weaker than expected economic data and forecasts for declining corporate earnings growth during the upcoming year. Markets quickly began to recover during January when the Fed indicated it would take a more patient approach to monetary policy and that further rate hikes were likely on hold. As a result, stocks moved higher and corporate bond yields fell into the spring months.

Declining treasury yields as well as the Fed’s new perspective on monetary policy, combined with some weakness in economic data and persistently low rates of inflation, began to spark speculation that rate cuts could be on the horizon. This created more conjecture during the period that the market could be headed toward a “Goldilocks” scenario in which the economy will not be too hot or too cold, the Fed would be more market friendly and modest earnings growth could be achieved. Optimism was further encouraged by first quarter gross domestic product (“GDP”) growth of 3.10% which was above most estimates. By the end of April, the S&P 500® had reached new record highs, fully recovering from the previous December’s selloff.

Volatility returned to the markets in early May when, to the surprise of many investors, the U.S. and China failed to come to terms on a trade agreement, and, therefore, additional tariffs were imposed on Chinese produced goods followed by retaliatory tariffs implemented by China. This led to an immediate decline in stocks, and as longer-term Treasury yields dropped on concerns of negative impacts stemming from the tariffs and the ongoing trade dispute, the yield curve inverted as the 10-year Treasury yield fell below the three-month yield. This provoked further concerns of economic slowing, as inverted yield curves have often preceded recessions. By early June, the 10-year Treasury yield had fallen to 2.07%, more than 70 basis points lower than where it began the year.

The Fed then began to signal its apparent willingness to ease monetary policy and in Chairman Powell’s words, “act as appropriate to sustain the expansion,” and in the days to follow, expectations of rate cuts in the second half of the year rose dramatically. During the final days of June, Presidents Trump and Xi Jinping of China met at the G20 summit in Japan where trade relations were discussed. Further tariffs were averted, but no formal resolution was reached. However, the combination of anticipated action by the Fed and ongoing dialogue with China allowed stocks to close out the period having reversed their May losses and achieved near record highs. Credit spreads narrowed once again as both high yield and investment grade bond indexes closed out the first half of the year with strong returns. International developed and emerging market equities also posted gains for the period, however, due to slowing rates of global growth, their returns lagged stocks in the U.S.

For the six-month period ended June 30, 2019, the S&P 500® returned 18.54%, while the MSCI EAFE Index, representing international developed market equities, returned 14.49%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica ETF Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica ETF Trust

S&P 500®: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica ETF Trust. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica ETF Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs including brokerage commissions on purchases and sales of fund shares; and (ii) ongoing costs, including management fees.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your Fund titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund(s).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)		Ending Account Value	Expenses Paid During Period (B)		Annualized Expense Ratio
DeltaShares® S&P 400 Managed Risk ETF	$1,000.00	$1,093.00	$2.34		$1,022.60	$2.26		0.45%
DeltaShares® S&P 500 Managed Risk ETF	1,000.00	1,121.00	1.84		1,023.10	1.76		0.35
DeltaShares® S&P 600 Managed Risk ETF	1,000.00	1,065.90	2.31		1,022.60	2.26		0.45
DeltaShares® S&P EM 100 & Managed Risk ETF	1,000.00	998.50	1.69	(C)	1,021.80	3.01	(C)	0.60
DeltaShares® S&P International Managed Risk ETF	1,000.00	1,113.50	2.62		1,022.30	2.51		0.50

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Fund commenced operations on March 20, 2019. Actual expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (103 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Fund was in operation for the entire six-month period ended June 30, 2019. Thus, the hypothetical expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica ETF Trust	Semi-Annual Report 2019

Schedules of Investments Composition

At June 30, 2019

(unaudited)

DeltaShares® S&P 400 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	85.0%
U.S. Government Obligation	14.2
Other Investment Company	3.2
Repurchase Agreement	0.8
Net Other Assets (Liabilities)^	(3.2)
Total	100.0%

DeltaShares® S&P 500 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	99.1%
Repurchase Agreement	0.9
Other Investment Company	0.2
Net Other Assets (Liabilities)^	(0.2)
Total	100.0%

DeltaShares® S&P 600 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	72.0%
U.S. Government Obligation	27.5
Other Investment Company	3.4
Repurchase Agreement	0.8
Contingent Value Right	0.0
Net Other Assets (Liabilities)^	(3.7)
Total	100.0%

DeltaShares® S&P EM 100 & Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	86.5%
U.S. Government Obligation	12.1
Other Investment Company	1.0
Preferred Stocks	0.6
Net Other Assets (Liabilities)^	(0.2)
Total	100.0%

DeltaShares® S&P International Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Other Investment Company	3.2
Repurchase Agreement	1.1
Preferred Stocks	0.4
Right	0.0
Net Other Assets (Liabilities)^	(2.9)
Total	100.0%

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Allocations are subject to change.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 85.0%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (A)	2,853	$ 183,191
Curtiss-Wright Corp.	2,064	262,396
Teledyne Technologies, Inc. (A)	1,748	478,725

		924,312

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (A)	4,437	256,503

Airlines - 0.3%
JetBlue Airways Corp. (A)	14,521	268,493

Auto Components - 0.9%
Adient PLC	4,197	101,861
Dana, Inc.	6,944	138,463
Delphi Technologies PLC	4,244	84,880
Gentex Corp.	12,332	303,491
Goodyear Tire & Rubber Co.	11,217	171,620
Visteon Corp. (A) (B)	1,364	79,903

		880,218

Automobiles - 0.2%
Thor Industries, Inc.	2,524	147,528

Banks - 6.1%
Associated Banc-Corp.	7,908	167,175
BancorpSouth Bank	4,437	128,851
Bank of Hawaii Corp.	1,978	163,996
Bank OZK	5,833	175,515
Cathay General Bancorp	3,685	132,328
Chemical Financial Corp.	3,452	141,912
Commerce Bancshares, Inc.	4,745	283,087
Cullen/Frost Bankers, Inc.	3,044	285,101
East West Bancorp, Inc.	7,023	328,466
First Financial Bankshares, Inc. (B)	6,548	201,613
First Horizon National Corp.	15,216	227,175
FNB Corp.	15,669	184,424
Fulton Financial Corp.	8,145	133,334
Hancock Whitney Corp.	4,136	165,688
Home BancShares, Inc.	7,457	143,622
International Bancshares Corp.	2,629	99,140
PacWest Bancorp	5,734	222,651
Pinnacle Financial Partners, Inc.	3,490	200,605
Prosperity Bancshares, Inc.	3,202	211,492
Signature Bank	2,658	321,193
Sterling Bancorp	10,111	215,162
Synovus Financial Corp.	7,599	265,965
TCF Financial Corp.	7,922	164,698
Texas Capital Bancshares, Inc. (A)	2,426	148,884
Trustmark Corp.	3,124	103,873
UMB Financial Corp.	2,131	140,262
Umpqua Holdings Corp.	10,638	176,484
United Bankshares, Inc.	4,927	182,742
Valley National Bancorp	16,007	172,556
Webster Financial Corp.	4,446	212,385
Wintrust Financial Corp.	2,734	200,019

		5,900,398

Beverages - 0.2%
Boston Beer Co., Inc., Class A (A)	422	159,415

Biotechnology - 0.6%
Exelixis, Inc. (A)	14,560	311,147
Ligand Pharmaceuticals, Inc. (A)	946	107,986

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (A)	2,114	$ 165,019

		584,152

Building Products - 0.8%
Lennox International, Inc.	1,703	468,325
Resideo Technologies, Inc. (A)	5,920	129,767
Trex Co., Inc. (A)	2,823	202,409

		800,501

Capital Markets - 2.2%
Eaton Vance Corp.	5,504	237,388
Evercore, Inc., Class A	1,981	175,457
FactSet Research Systems, Inc.	1,845	528,703
Federated Investors, Inc., Class B	4,639	150,767
Interactive Brokers Group, Inc., Class A	3,623	196,367
Janus Henderson Group PLC	7,910	169,274
Legg Mason, Inc.	4,178	159,934
SEI Investments Co.	6,182	346,810
Stifel Financial Corp.	3,414	201,631

		2,166,331

Chemicals - 2.3%
Ashland Global Holdings, Inc.	3,027	242,069
Cabot Corp.	2,821	134,590
Chemours Co.	7,911	189,864
Ingevity Corp. (A)	2,019	212,338
Minerals Technologies, Inc.	1,700	90,967
NewMarket Corp.	421	168,796
Olin Corp.	7,954	174,272
PolyOne Corp.	3,755	117,870
RPM International, Inc.	6,324	386,460
Scotts Miracle-Gro Co.	1,900	187,150
Sensient Technologies Corp.	2,042	150,046
Valvoline, Inc.	9,080	177,332

		2,231,754

Commercial Services & Supplies - 1.2%
Brink’s Co.	2,406	195,319
Clean Harbors, Inc. (A)	2,453	174,408
Deluxe Corp.	2,106	85,630
Healthcare Services Group, Inc. (B)	3,574	108,364
Herman Miller, Inc.	2,838	126,859
HNI Corp.	2,091	73,979
MSA Safety, Inc.	1,699	179,058
Stericycle, Inc. (A)	4,129	197,160

		1,140,777

Communications Equipment - 1.0%
Ciena Corp. (A)	6,906	284,044
InterDigital, Inc.	1,531	98,597
Lumentum Holdings, Inc. (A)	3,686	196,869
NetScout Systems, Inc. (A)	3,364	85,412
Plantronics, Inc.	1,583	58,634
ViaSat, Inc. (A)	2,748	222,093

		945,649

Construction & Engineering - 1.3%
AECOM (A)	7,592	287,357
Dycom Industries, Inc. (A)	1,519	89,423
EMCOR Group, Inc.	2,706	238,399
Fluor Corp.	6,751	227,441

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Granite Construction, Inc.	2,259	$ 108,839
MasTec, Inc. (A)	2,981	153,611
Valmont Industries, Inc.	1,055	133,785

		1,238,855

Construction Materials - 0.2%
Eagle Materials, Inc.	2,129	197,358

Consumer Finance - 0.5%
Green Dot Corp., Class A (A)	2,308	112,861
Navient Corp.	10,276	140,268
SLM Corp.	20,857	202,730

		455,859

Containers & Packaging - 1.0%
AptarGroup, Inc.	3,049	379,113
Greif, Inc., Class A	1,267	41,241
Owens-Illinois, Inc.	7,490	129,352
Silgan Holdings, Inc.	3,754	114,872
Sonoco Products Co.	4,827	315,396

		979,974

Distributors - 0.4%
Pool Corp.	1,919	366,529

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (A)	2,730	122,986
Graham Holdings Co., Class B	210	144,906
Service Corp. International	8,793	411,337
Sotheby’s (A)	1,597	92,834
Weight Watchers International, Inc. (A)	1,875	35,812

		807,875

Electric Utilities - 1.3%
ALLETE, Inc.	2,491	207,276
Hawaiian Electric Industries, Inc.	5,256	228,899
IDACORP, Inc.	2,431	244,145
OGE Energy Corp.	9,658	411,045
PNM Resources, Inc.	3,843	195,647

		1,287,012

Electrical Equipment - 1.1%
Acuity Brands, Inc.	1,925	265,477
EnerSys	2,068	141,658
Hubbell, Inc.	2,630	342,952
nVent Electric PLC	7,669	190,114
Regal Beloit Corp.	2,066	168,813

		1,109,014

Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc. (A)	4,088	291,352
Avnet, Inc.	5,129	232,190
Belden, Inc.	1,904	113,421
Cognex Corp.	8,268	396,699
Coherent, Inc. (A)	1,167	159,144
Jabil, Inc.	6,712	212,099
Littelfuse, Inc.	1,193	211,054
National Instruments Corp.	5,408	227,082
SYNNEX Corp.	2,002	196,997
Tech Data Corp. (A)	1,760	184,096
Trimble, Inc. (A)	12,141	547,680
Vishay Intertechnology, Inc.	6,385	105,480

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A (A)	2,604	$ 545,512

		3,422,806

Energy Equipment & Services - 0.8%
Apergy Corp. (A)	3,734	125,238
Core Laboratories NV	2,140	111,879
Ensco Rowan PLC, Class A (B)	9,499	81,026
McDermott International, Inc. (A) (B)	8,765	84,670
Oceaneering International, Inc. (A)	4,773	97,322
Patterson-UTI Energy, Inc.	10,062	115,814
Transocean, Ltd. (A) (B)	24,494	157,007

		772,956

Entertainment - 0.8%
Cinemark Holdings, Inc.	5,142	185,626
Live Nation Entertainment, Inc. (A)	6,739	446,459
World Wrestling Entertainment, Inc., Class A	2,107	152,146

		784,231

Equity Real Estate Investment Trusts - 8.3%
Alexander & Baldwin, Inc.	3,272	75,583
American Campus Communities, Inc.	6,623	305,718
Brixmor Property Group, Inc.	14,378	257,079
Camden Property Trust	4,665	486,979
CoreCivic, Inc.	5,745	119,266
CoreSite Realty Corp.	1,780	205,003
Corporate Office Properties Trust	5,400	142,398
Cousins Properties, Inc.	7,011	253,588
CyrusOne, Inc.	5,461	315,209
Douglas Emmett, Inc.	7,805	310,951
EastGroup Properties, Inc.	1,773	205,633
EPR Properties	3,643	271,731
First Industrial Realty Trust, Inc.	6,103	224,224
Geo Group, Inc.	5,848	122,866
Healthcare Realty Trust, Inc.	6,235	195,280
Highwoods Properties, Inc.	5,003	206,624
Hospitality Properties Trust	7,934	198,350
JBG SMITH Properties	5,823	229,077
Kilroy Realty Corp.	4,872	359,602
Lamar Advertising Co., Class A	4,129	333,252
Liberty Property Trust	7,154	357,986
Life Storage, Inc.	2,250	213,930
Mack-Cali Realty Corp.	4,359	101,521
Medical Properties Trust, Inc.	19,031	331,901
National Retail Properties, Inc.	7,849	416,075
Omega Healthcare Investors, Inc.	10,351	380,399
Pebblebrook Hotel Trust	6,303	177,619
PotlatchDeltic Corp.	3,261	127,114
PS Business Parks, Inc.	966	162,800
Rayonier, Inc.	6,255	189,527
Sabra Health Care, Inc.	8,661	170,535
Senior Housing Properties Trust	11,470	94,857
Tanger Factory Outlet Centers, Inc. (B)	4,540	73,593
Taubman Centers, Inc.	2,951	120,489
Uniti Group, Inc.	8,885	84,408
Urban Edge Properties	5,810	100,687
Weingarten Realty Investors	5,773	158,296

		8,080,150

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	1,767	$ 275,634
Sprouts Farmers Market, Inc. (A)	5,691	107,503

		383,137

Food Products - 1.4%
Flowers Foods, Inc.	8,876	206,545
Hain Celestial Group, Inc. (A)	4,322	94,652
Ingredion, Inc.	3,218	265,453
Lancaster Colony Corp.	942	139,981
Post Holdings, Inc. (A)	3,219	334,679
Sanderson Farms, Inc.	941	128,503
Tootsie Roll Industries, Inc. (B)	913	33,717
TreeHouse Foods, Inc. (A)	2,709	146,557

		1,350,087

Gas Utilities - 1.6%
National Fuel Gas Co.	4,164	219,651
New Jersey Resources Corp.	4,305	214,260
ONE Gas, Inc.	2,542	229,542
Southwest Gas Holdings, Inc.	2,576	230,861
Spire, Inc.	2,448	205,436
UGI Corp.	8,404	448,858

		1,548,608

Health Care Equipment & Supplies - 3.3%
Avanos Medical, Inc. (A)	2,292	99,954
Cantel Medical Corp.	1,753	141,362
Globus Medical, Inc., Class A (A)	3,694	156,256
Haemonetics Corp. (A)	2,471	297,360
Hill-Rom Holdings, Inc.	3,222	337,086
ICU Medical, Inc. (A)	806	203,039
Inogen, Inc. (A)	868	57,948
Integra LifeSciences Holdings Corp. (A)	3,423	191,174
LivaNova PLC (A)	2,331	167,739
Masimo Corp. (A)	2,368	352,406
NuVasive, Inc. (A)	2,503	146,526
STERIS PLC (A)	4,080	607,430
West Pharmaceutical Services, Inc.	3,546	443,782

		3,202,062

Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (A) (B)	4,280	149,586
Amedisys, Inc. (A)	1,407	170,824
Chemed Corp.	769	277,486
Convetrus, Inc. (A) (B)	4,635	113,372
Encompass Health Corp.	4,770	302,227
HealthEquity, Inc. (A)	2,633	172,198
MEDNAX, Inc. (A)	4,175	105,335
Molina Healthcare, Inc. (A)	3,021	432,426
Patterson Cos., Inc.	3,995	91,486
Tenet Healthcare Corp. (A)	4,031	83,280

		1,898,220

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A)	8,031	93,401
Medidata Solutions, Inc. (A)	3,004	271,892

		365,293

Hotels, Restaurants & Leisure - 3.6%
Boyd Gaming Corp.	3,855	103,854
Brinker International, Inc.	1,809	71,184

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp. (A)	28,239	$ 333,785
Cheesecake Factory, Inc. (B)	2,007	87,746
Churchill Downs, Inc.	1,707	196,424
Cracker Barrel Old Country Store, Inc. (B)	1,160	198,047
Domino’s Pizza, Inc.	1,983	551,829
Dunkin’ Brands Group, Inc.	3,988	317,684
Eldorado Resorts, Inc. (A) (B)	3,140	144,660
International Speedway Corp., Class A	1,151	51,668
Jack in the Box, Inc.	1,245	101,331
Marriott Vacations Worldwide Corp.	1,882	181,425
Papa John’s International, Inc. (B)	1,089	48,700
Penn National Gaming, Inc. (A)	5,143	99,054
Scientific Games Corp., Class A (A)	2,690	53,316
Six Flags Entertainment Corp.	3,456	171,694
Texas Roadhouse, Inc.	3,223	172,978
Wendy’s Co.	8,794	172,187
Wyndham Destinations, Inc.	4,517	198,296
Wyndham Hotels & Resorts, Inc.	4,694	261,644

		3,517,506

Household Durables - 1.4%
Helen of Troy, Ltd. (A)	1,207	157,622
KB Home	4,079	104,953
NVR, Inc. (A)	163	549,351
Tempur Sealy International, Inc. (A)	2,218	162,735
Toll Brothers, Inc.	6,386	233,855
TRI Pointe Group, Inc. (A)	6,862	82,138
Tupperware Brands Corp.	2,352	44,758

		1,335,412

Household Products - 0.1%
Energizer Holdings, Inc. (B)	3,068	118,548

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	2,753	386,549

Insurance - 4.5%
Alleghany Corp. (A)	697	474,734
American Financial Group, Inc.	3,419	350,345
Brighthouse Financial, Inc. (A)	5,588	205,024
Brown & Brown, Inc.	11,295	378,382
CNO Financial Group, Inc.	7,720	128,770
First American Financial Corp.	5,409	290,463
Genworth Financial, Inc., Class A (A)	24,285	90,097
Hanover Insurance Group, Inc.	1,964	251,981
Kemper Corp.	3,015	260,164
Mercury General Corp.	1,309	81,813
Old Republic International Corp.	13,740	307,501
Primerica, Inc.	2,043	245,058
Reinsurance Group of America, Inc.	3,018	470,899
RenaissanceRe Holdings, Ltd.	2,131	379,339
WR Berkley Corp.	6,980	460,191

		4,374,761

Interactive Media & Services - 0.2%
Cars.com, Inc. (A)	2,958	58,332
Yelp, Inc. (A)	3,430	117,237

		175,569

IT Services - 2.7%
CACI International, Inc., Class A (A)	1,200	245,508
CoreLogic, Inc. (A)	3,893	162,844

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
KBR, Inc.	6,826	$ 170,241
Leidos Holdings, Inc.	6,958	555,596
LiveRamp Holdings, Inc. (A)	3,328	161,341
MAXIMUS, Inc.	3,079	223,351
Perspecta, Inc.	6,752	158,064
Sabre Corp.	13,255	294,261
Science Applications International Corp.	2,456	212,591
WEX, Inc. (A)	2,087	434,305

		2,618,102

Leisure Products - 0.7%
Brunswick Corp.	4,201	192,784
Mattel, Inc. (A) (B)	16,667	186,837
Polaris Industries, Inc.	2,770	252,707

		632,328

Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A (A)	967	302,274
Bio-Techne Corp.	1,827	380,911
Charles River Laboratories International, Inc. (A)	2,352	333,749
PRA Health Sciences, Inc. (A)	2,851	282,677
Syneos Health, Inc. (A)	2,954	150,920

		1,450,531

Machinery - 4.4%
AGCO Corp.	3,112	241,398
Colfax Corp. (A)	4,594	128,770
Crane Co.	2,456	204,929
Donaldson Co., Inc.	6,153	312,942
Graco, Inc.	8,034	403,146
IDEX Corp.	3,653	628,827
ITT, Inc.	4,236	277,373
Kennametal, Inc.	3,975	147,035
Lincoln Electric Holdings, Inc.	3,030	249,430
Nordson Corp.	2,495	352,568
Oshkosh Corp.	3,373	281,612
Terex Corp.	3,023	94,922
Timken Co.	3,305	169,679
Toro Co.	5,135	343,531
Trinity Industries, Inc.	6,265	129,999
Woodward, Inc.	2,697	305,192

		4,271,353

Marine - 0.2%
Kirby Corp. (A)	2,601	205,479

Media - 1.0%
AMC Networks, Inc., Class A (A)	2,187	119,170
Cable One, Inc.	239	279,866
John Wiley & Sons, Inc., Class A	2,174	99,700
Meredith Corp. (B)	1,933	106,431
New York Times Co., Class A	6,855	223,610
TEGNA, Inc.	10,439	158,151

		986,928

Metals & Mining - 1.7%
Allegheny Technologies, Inc. (A)	6,081	153,241
Carpenter Technology Corp.	2,286	109,682
Commercial Metals Co.	5,690	101,566
Compass Minerals International, Inc.	1,635	89,843
Reliance Steel & Aluminum Co.	3,244	306,947
Royal Gold, Inc.	3,161	323,971

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.	10,723	$ 323,835
U.S. Steel Corp. (B)	8,318	127,349
Worthington Industries, Inc.	1,880	75,689

		1,612,123

Multi-Utilities - 0.6%
Black Hills Corp.	2,621	204,883
MDU Resources Group, Inc.	9,557	246,571
NorthWestern Corp.	2,434	175,613

		627,067

Multiline Retail - 0.3%
Dillard’s, Inc., Class A (B)	860	53,561
Ollie’s Bargain Outlet Holdings, Inc. (A)	2,512	218,820

		272,381

Oil, Gas & Consumable Fuels - 1.9%
Callon Petroleum Co. (A) (B)	10,997	72,470
Chesapeake Energy Corp. (A) (B)	50,447	98,372
CNX Resources Corp. (A)	9,431	68,941
EQT Corp.	12,328	194,906
Equitrans Midstream Corp. (A)	9,843	194,005
Matador Resources Co. (A)	5,007	99,539
Murphy Oil Corp.	7,875	194,119
Oasis Petroleum, Inc. (A)	13,052	74,135
PBF Energy, Inc., Class A	5,783	181,008
QEP Resources, Inc. (A)	11,486	83,044
Range Resources Corp. (B)	10,058	70,205
SM Energy Co.	4,982	62,375
Southwestern Energy Co. (A)	26,111	82,511
World Fuel Services Corp.	3,245	116,690
WPX Energy, Inc. (A)	19,152	220,439

		1,812,759

Paper & Forest Products - 0.3%
Domtar Corp.	3,045	135,594
Louisiana-Pacific Corp.	5,956	156,166

		291,760

Personal Products - 0.2%
Edgewell Personal Care Co. (A)	2,612	70,393
Nu Skin Enterprises, Inc., Class A	2,677	132,030

		202,423

Pharmaceuticals - 0.5%
Catalent, Inc. (A)	7,031	381,151
Mallinckrodt PLC (A) (B)	4,044	37,124
Prestige Consumer Healthcare, Inc. (A)	2,499	79,168

		497,443

Professional Services - 0.7%
ASGN, Inc. (A)	2,548	154,409
Insperity, Inc.	1,811	221,195
ManpowerGroup, Inc.	2,886	278,788

		654,392

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	2,207	310,503

Road & Rail - 1.5%
Avis Budget Group, Inc. (A)	3,077	108,187
Genesee & Wyoming, Inc., Class A (A)	2,727	272,700
Knight-Swift Transportation Holdings, Inc. (B)	6,014	197,500

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Landstar System, Inc.	1,938	$ 209,285
Old Dominion Freight Line, Inc.	3,125	466,437
Ryder System, Inc.	2,572	149,948
Werner Enterprises, Inc.	2,091	64,988

		1,469,045

Semiconductors & Semiconductor Equipment - 3.1%
Cirrus Logic, Inc. (A)	2,804	122,535
Cree, Inc. (A)	5,078	285,282
Cypress Semiconductor Corp.	17,656	392,669
First Solar, Inc. (A)	3,660	240,389
MKS Instruments, Inc.	2,623	204,305
Monolithic Power Systems, Inc.	1,911	259,476
Semtech Corp. (A)	3,217	154,577
Silicon Laboratories, Inc. (A)	2,091	216,209
Synaptics, Inc. (A)	1,665	48,518
Teradyne, Inc.	8,270	396,216
Universal Display Corp.	2,050	385,523
Versum Materials, Inc.	5,271	271,878

		2,977,577

Software - 2.9%
ACI Worldwide, Inc. (A)	5,335	183,204
Blackbaud, Inc.	2,373	198,145
CDK Global, Inc.	5,869	290,163
CommVault Systems, Inc. (A)	1,851	91,847
Fair Isaac Corp. (A)	1,399	439,314
j2 Global, Inc. (B)	2,243	199,380
LogMeIn, Inc.	2,404	177,127
Manhattan Associates, Inc. (A)	3,117	216,102
PTC, Inc. (A)	4,996	448,441
Teradata Corp. (A)	5,650	202,552
Tyler Technologies, Inc. (A)	1,850	399,637

		2,845,912

Specialty Retail - 1.6%
Aaron’s, Inc.	3,265	200,504
American Eagle Outfitters, Inc.	7,894	133,409
AutoNation, Inc. (A)	2,755	115,545
Bed Bath & Beyond, Inc. (B)	6,373	74,054
Dick’s Sporting Goods, Inc.	3,258	112,824
Five Below, Inc. (A)	2,700	324,054
Michaels Cos., Inc. (A)	4,350	37,845
Murphy, Inc. (A)	1,444	121,339
Sally Beauty Holdings, Inc. (A)	5,818	77,612
Signet Jewelers, Ltd.	2,518	45,022
Urban Outfitters, Inc. (A)	3,309	75,280
Williams-Sonoma, Inc. (B)	3,802	247,130

		1,564,618

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	5,795	180,225

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	2,181	212,735
Deckers Outdoor Corp. (A)	1,406	247,414
Skechers U.S.A., Inc., Class A (A)	6,484	204,181

		664,330

Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (A) (B)	360	151,211
New York Community Bancorp, Inc.	22,549	225,039

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	3,881	$ 135,563

		511,813

Trading Companies & Distributors - 0.6%
GATX Corp.	1,747	138,520
MSC Industrial Direct Co., Inc., Class A	2,170	161,144
NOW, Inc. (A)	5,246	77,431
Watsco, Inc.	1,555	254,289

		631,384

Water Utilities - 0.4%
Aqua America, Inc. (B)	10,409	430,620

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	4,534	137,834

Total Common Stocks (Cost $78,291,456)		82,423,332

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 14.2%
U.S. Treasury - 14.2%
U.S. Treasury Note 1.75%, 06/30/2024 (C)	$ 13,789,000	13,783,075

Total U.S. Government Obligation (Cost $13,779,874)		13,783,075

	Shares	Value
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (D)	3,146,033	3,146,033

Total Other Investment Company (Cost $3,146,033)		3,146,033

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (D), dated 06/28/2019, to be repurchased at $749,886 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $766,678.	$ 749,795	749,795

Total Repurchase Agreement (Cost $749,795)		749,795

Total Investments (Cost $95,967,158)		100,102,235
Net Other Assets (Liabilities) - (3.2)%		(3,110,112)

Net Assets - 100.0%		$ 96,992,123

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	Long	4	09/20/2019	$768,101	$780,000	$11,899	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$82,423,332	$—	$—	$82,423,332
U.S. Government Obligation	—	13,783,075	—	13,783,075
Other Investment Company	3,146,033	—	—	3,146,033
Repurchase Agreement	—	749,795	—	749,795

Total Investments	$85,569,365	$14,532,870	$—	$100,102,235

Other Financial Instruments
Futures Contracts (F)	$11,899	$—	$—	$11,899

Total Other Financial Instruments	$11,899	$—	$—	$11,899

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,068,743. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Rates disclosed reflect the yields at June 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.6%
Arconic, Inc.	6,862	$ 177,177
Boeing Co.	8,993	3,273,542
General Dynamics Corp.	4,667	848,554
Huntington Ingalls Industries, Inc.	714	160,464
L3 Harris Technologies, Inc.	3,803	719,261
Lockheed Martin Corp.	4,225	1,535,957
Northrop Grumman Corp.	2,918	942,835
Raytheon Co.	4,787	832,364
Textron, Inc.	4,000	212,160
TransDigm Group, Inc. (A)	841	406,876
United Technologies Corp.	13,941	1,815,118

		10,924,308

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	2,347	197,969
Expeditors International of Washington, Inc.	2,956	224,242
FedEx Corp.	4,120	676,463
United Parcel Service, Inc., Class B	11,988	1,238,001

		2,336,675

Airlines - 0.4%
Alaska Air Group, Inc.	2,123	135,681
American Airlines Group, Inc.	6,804	221,878
Delta Air Lines, Inc.	10,239	581,063
Southwest Airlines Co.	8,400	426,552
United Continental Holdings, Inc. (A)	3,799	332,603

		1,697,777

Auto Components - 0.1%
Aptiv PLC	4,431	358,157
BorgWarner, Inc.	3,562	149,533

		507,690

Automobiles - 0.4%
Ford Motor Co.	67,349	688,980
General Motors Co.	22,671	873,514
Harley-Davidson, Inc.	2,734	97,959

		1,660,453

Banks - 5.4%
Bank of America Corp.	151,975	4,407,275
BB&T Corp.	13,164	646,747
Citigroup, Inc.	39,744	2,783,272
Citizens Financial Group, Inc.	7,878	278,566
Comerica, Inc.	2,650	192,496
Fifth Third Bancorp	12,497	348,666
First Republic Bank	2,832	276,545
Huntington Bancshares, Inc.	17,985	248,553
JPMorgan Chase & Co.	55,753	6,233,185
KeyCorp	17,329	307,590
M&T Bank Corp.	2,348	399,324
People’s United Financial, Inc.	6,778	113,735
PNC Financial Services Group, Inc.	7,759	1,065,156
Regions Financial Corp.	17,414	260,165
SunTrust Banks, Inc.	7,628	479,420
SVB Financial Group (A)	899	201,907
US Bancorp	25,720	1,347,728
Wells Fargo & Co.	69,518	3,289,592
Zions Bancorp NA	3,138	144,285

		23,024,207

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.8%
Brown-Forman Corp., Class B	2,859	$ 158,474
Coca-Cola Co.	65,988	3,360,109
Constellation Brands, Inc., Class A	2,874	566,006
Molson Coors Brewing Co., Class B	3,227	180,712
Monster Beverage Corp. (A)	6,726	429,321
PepsiCo, Inc.	24,093	3,159,315

		7,853,937

Biotechnology - 2.2%
AbbVie, Inc.	25,408	1,847,670
Alexion Pharmaceuticals, Inc. (A)	3,854	504,797
Amgen, Inc.	10,483	1,931,807
Biogen, Inc. (A)	3,332	779,255
Celgene Corp. (A)	12,121	1,120,465
Gilead Sciences, Inc.	21,854	1,476,456
Incyte Corp. (A)	3,059	259,893
Regeneron Pharmaceuticals, Inc. (A)	1,352	423,176
Vertex Pharmaceuticals, Inc. (A)	4,402	807,239

		9,150,758

Building Products - 0.3%
A.O. Smith Corp.	2,426	114,410
Allegion PLC	1,615	178,538
Fortune Brands Home & Security, Inc.	2,404	137,341
Johnson Controls International PLC	13,677	564,997
Masco Corp.	5,045	197,966

		1,193,252

Capital Markets - 2.7%
Affiliated Managers Group, Inc.	880	81,083
Ameriprise Financial, Inc.	2,301	334,013
Bank of New York Mellon Corp.	15,140	668,431
BlackRock, Inc.	2,045	959,718
Cboe Global Markets, Inc.	1,920	198,970
Charles Schwab Corp.	20,420	820,680
CME Group, Inc.	6,152	1,194,165
E*TRADE Financial Corp.	4,205	187,543
Franklin Resources, Inc.	5,059	176,053
Goldman Sachs Group, Inc.	5,847	1,196,296
Intercontinental Exchange, Inc.	9,691	832,845
Invesco, Ltd.	6,885	140,867
MarketAxess Holdings, Inc.	648	208,280
Moody’s Corp.	2,835	553,704
Morgan Stanley	21,973	962,637
MSCI, Inc.	1,455	347,439
Nasdaq, Inc.	1,994	191,763
Northern Trust Corp.	3,741	336,690
Raymond James Financial, Inc.	2,172	183,643
S&P Global, Inc.	4,229	963,324
State Street Corp.	6,413	359,513
T. Rowe Price Group, Inc.	4,064	445,861

		11,343,518

Chemicals - 2.0%
Air Products & Chemicals, Inc.	3,783	856,358
Albemarle Corp.	1,821	128,216
Celanese Corp.	2,176	234,573
CF Industries Holdings, Inc.	3,800	177,498
Corteva, Inc. (A)	12,870	380,566
Dow, Inc. (A)	12,870	634,620

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	12,869	$ 966,076
Eastman Chemical Co.	2,382	185,391
Ecolab, Inc.	4,359	860,641
FMC Corp.	2,263	187,716
International Flavors & Fragrances, Inc. (B)	1,742	252,747
Linde PLC	9,328	1,873,062
LyondellBasell Industries NV, Class A	5,219	449,512
Mosaic Co.	6,100	152,683
PPG Industries, Inc.	4,058	473,609
Sherwin-Williams Co.	1,396	639,773

		8,453,041

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,456	345,494
Copart, Inc. (A)	3,465	258,974
Republic Services, Inc.	3,703	320,828
Rollins, Inc.	2,533	90,859
Waste Management, Inc.	6,715	774,710

		1,790,865

Communications Equipment - 1.2%
Arista Networks, Inc. (A)	909	235,995
Cisco Systems, Inc.	73,571	4,026,541
F5 Networks, Inc. (A)	1,026	149,417
Juniper Networks, Inc.	5,918	157,596
Motorola Solutions, Inc.	2,832	472,179

		5,041,728

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,972	166,417
Quanta Services, Inc.	2,442	93,260

		259,677

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,074	247,138
Vulcan Materials Co.	2,270	311,694

		558,832

Consumer Finance - 0.7%
American Express Co.	11,769	1,452,765
Capital One Financial Corp.	8,071	732,363
Discover Financial Services	5,564	431,711
Synchrony Financial	10,899	377,868

		2,994,707

Containers & Packaging - 0.4%
Amcor PLC (A)	27,894	320,506
Avery Dennison Corp.	1,451	167,852
Ball Corp.	5,753	402,652
International Paper Co.	6,829	295,832
Packaging Corp. of America	1,624	154,800
Sealed Air Corp.	2,676	114,479
WestRock Co.	4,418	161,124

		1,617,245

Distributors - 0.1%
Genuine Parts Co.	2,510	259,986
LKQ Corp. (A)	5,397	143,614

		403,600

Diversified Consumer Services - 0.0% (C)
H&R Block, Inc.	3,494	102,374

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	33,304	$ 7,099,414
Jefferies Financial Group, Inc.	4,355	83,746

		7,183,160

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	125,428	4,203,092
CenturyLink, Inc.	16,490	193,923
Verizon Communications, Inc.	71,079	4,060,743

		8,457,758

Electric Utilities - 2.0%
Alliant Energy Corp.	4,061	199,314
American Electric Power Co., Inc.	8,481	746,413
Duke Energy Corp.	12,513	1,104,147
Edison International	5,600	377,496
Entergy Corp.	3,264	335,963
Evergy, Inc.	4,195	252,329
Eversource Energy	5,519	418,119
Exelon Corp.	16,687	799,975
FirstEnergy Corp.	8,677	371,462
NextEra Energy, Inc.	8,231	1,686,203
Pinnacle West Capital Corp.	1,930	181,594
PPL Corp.	12,404	384,648
Southern Co.	17,888	988,849
Xcel Energy, Inc.	8,846	526,249

		8,372,761

Electrical Equipment - 0.5%
AMETEK, Inc.	3,916	355,730
Eaton Corp. PLC	7,272	605,612
Emerson Electric Co.	10,563	704,763
Rockwell Automation, Inc.	2,034	333,230

		1,999,335

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	5,134	492,556
Corning, Inc.	13,487	448,173
FLIR Systems, Inc.	2,327	125,891
IPG Photonics Corp. (A)	612	94,401
Keysight Technologies, Inc. (A)	3,234	290,445
TE Connectivity, Ltd.	5,790	554,566

		2,006,032

Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	8,849	217,951
Halliburton Co.	15,021	341,577
Helmerich & Payne, Inc.	1,899	96,127
National Oilwell Varco, Inc.	6,633	147,452
Schlumberger, Ltd.	23,806	946,050
TechnipFMC PLC	7,239	187,780

		1,936,937

Entertainment - 2.0%
Activision Blizzard, Inc.	13,165	621,388
Electronic Arts, Inc. (A)	5,098	516,223
Netflix, Inc. (A)	7,514	2,760,043
Take-Two Interactive Software, Inc. (A)	1,934	219,567
Viacom, Inc., Class B	6,078	181,550
Walt Disney Co.	30,003	4,189,619

		8,488,390

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.	1,941	$ 273,856
American Tower Corp.	7,597	1,553,207
Apartment Investment & Management Co., Class A	2,558	128,207
AvalonBay Communities, Inc.	2,396	486,819
Boston Properties, Inc.	2,656	342,624
Crown Castle International Corp.	7,145	931,351
Digital Realty Trust, Inc.	3,580	421,688
Duke Realty Corp.	6,177	195,255
Equinix, Inc.	1,445	728,699
Equity Residential	6,367	483,383
Essex Property Trust, Inc.	1,129	329,589
Extra Space Storage, Inc.	2,191	232,465
Federal Realty Investment Trust	1,287	165,714
HCP, Inc.	8,215	262,716
Host Hotels & Resorts, Inc.	12,733	231,995
Iron Mountain, Inc.	4,931	154,340
Kimco Realty Corp.	7,253	134,035
Macerich Co.	1,821	60,985
Mid-America Apartment Communities, Inc.	1,959	230,692
Prologis, Inc.	10,841	868,364
Public Storage	2,580	614,479
Realty Income Corp.	5,411	373,197
Regency Centers Corp.	2,872	191,677
SBA Communications Corp. (A)	1,946	437,539
Simon Property Group, Inc.	5,310	848,326
SL Green Realty Corp.	1,449	116,456
UDR, Inc.	4,843	217,402
Ventas, Inc.	6,349	433,954
Vornado Realty Trust	2,983	191,210
Welltower, Inc.	6,960	567,449
Weyerhaeuser Co.	12,800	337,152

		12,544,825

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	7,558	1,997,277
Kroger Co.	13,864	300,987
Sysco Corp.	8,127	574,742
Walgreens Boots Alliance, Inc.	13,357	730,227
Walmart, Inc.	24,041	2,656,290

		6,259,523

Food Products - 1.1%
Archer-Daniels-Midland Co.	9,627	392,782
Campbell Soup Co. (B)	3,312	132,712
Conagra Brands, Inc.	8,351	221,468
General Mills, Inc.	10,291	540,483
Hershey Co.	2,394	320,868
Hormel Foods Corp. (B)	4,679	189,687
J.M. Smucker Co.	1,955	225,196
Kellogg Co.	4,272	228,851
Kraft Heinz Co.	10,693	331,911
Lamb Weston Holdings, Inc.	2,514	159,287
McCormick & Co., Inc.	2,105	326,296
Mondelez International, Inc., Class A	24,756	1,334,348
Tyson Foods, Inc., Class A	5,067	409,110

		4,812,999

Gas Utilities - 0.1%
Atmos Energy Corp.	2,011	212,281

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	30,320	$ 2,549,912
ABIOMED, Inc. (A)	776	202,140
Align Technology, Inc. (A)	1,251	342,399
Baxter International, Inc.	8,154	667,813
Becton Dickinson and Co.	4,636	1,168,318
Boston Scientific Corp. (A)	23,901	1,027,265
Cooper Cos., Inc.	851	286,693
Danaher Corp.	10,828	1,547,538
DENTSPLY SIRONA, Inc.	4,021	234,666
Edwards Lifesciences Corp. (A)	3,583	661,923
Hologic, Inc. (A)	4,607	221,228
IDEXX Laboratories, Inc. (A)	1,478	406,938
Intuitive Surgical, Inc. (A)	1,984	1,040,707
Medtronic PLC	23,042	2,244,060
ResMed, Inc.	2,464	300,682
Stryker Corp.	5,322	1,094,097
Teleflex, Inc.	793	262,602
Varian Medical Systems, Inc. (A)	1,563	212,771
Zimmer Biomet Holdings, Inc.	3,520	414,445

		14,886,197

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	2,673	227,900
Anthem, Inc.	4,420	1,247,368
Cardinal Health, Inc.	5,123	241,293
Centene Corp. (A)	7,104	372,534
Cigna Corp. (A)	6,522	1,027,541
CVS Health Corp.	22,327	1,216,598
DaVita, Inc. (A)	2,173	122,253
HCA Healthcare, Inc.	4,589	620,295
Henry Schein, Inc. (A)	2,562	179,084
Humana, Inc.	2,321	615,761
Laboratory Corp. of America Holdings (A)	1,693	292,720
McKesson Corp.	3,265	438,783
Quest Diagnostics, Inc.	2,309	235,079
UnitedHealth Group, Inc.	16,333	3,985,415
Universal Health Services, Inc., Class B	1,424	185,676
WellCare Health Plans, Inc. (A)	865	246,586

		11,254,886

Health Care Technology - 0.1%
Cerner Corp.	5,593	409,967

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	6,882	320,357
Chipotle Mexican Grill, Inc. (A)	419	307,077
Darden Restaurants, Inc.	2,114	257,337
Hilton Worldwide Holdings, Inc.	5,002	488,896
Marriott International, Inc., Class A	4,750	666,378
McDonald’s Corp.	13,123	2,725,122
MGM Resorts International	8,771	250,587
Norwegian Cruise Line Holdings, Ltd. (A)	3,702	198,538
Royal Caribbean Cruises, Ltd.	2,955	358,176
Starbucks Corp.	20,816	1,745,005
Wynn Resorts, Ltd.	1,665	206,443
Yum! Brands, Inc.	5,259	582,014

		8,105,930

Household Durables - 0.3%
D.R. Horton, Inc.	5,836	251,706
Garmin, Ltd.	2,084	166,303

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Leggett & Platt, Inc.	2,256	$ 86,563
Lennar Corp., Class A	4,906	237,745
Mohawk Industries, Inc. (A)	1,058	156,023
Newell Brands, Inc.	6,690	103,160
PulteGroup, Inc.	4,382	138,559
Whirlpool Corp.	1,089	155,030

		1,295,089

Household Products - 1.7%
Church & Dwight Co., Inc.	4,232	309,190
Clorox Co.	2,189	335,158
Colgate-Palmolive Co.	14,755	1,057,491
Kimberly-Clark Corp.	5,909	787,552
Procter & Gamble Co.	43,110	4,727,011

		7,216,402

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	11,407	191,181
NRG Energy, Inc.	4,591	161,236

		352,417

Industrial Conglomerates - 1.4%
3M Co.	9,907	1,717,279
General Electric Co.	149,881	1,573,751
Honeywell International, Inc.	12,507	2,183,597
Roper Technologies, Inc.	1,785	653,774

		6,128,401

Insurance - 2.5%
Aflac, Inc.	12,812	702,226
Allstate Corp.	5,725	582,175
American International Group, Inc.	14,948	796,429
Aon PLC	4,134	797,779
Arthur J. Gallagher & Co.	3,184	278,887
Assurant, Inc.	1,057	112,444
Chubb, Ltd.	7,869	1,159,025
Cincinnati Financial Corp.	2,607	270,268
Everest Re Group, Ltd.	700	173,026
Hartford Financial Services Group, Inc.	6,213	346,188
Lincoln National Corp.	3,478	224,157
Loews Corp.	4,611	252,083
Marsh & McLennan Cos., Inc.	8,788	876,603
MetLife, Inc.	16,334	811,310
Principal Financial Group, Inc.	4,452	257,860
Progressive Corp.	10,037	802,257
Prudential Financial, Inc.	6,978	704,778
Torchmark Corp.	1,738	155,482
Travelers Cos., Inc.	4,501	672,990
Unum Group	3,642	122,189
Willis Towers Watson PLC	2,221	425,410

		10,523,566

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (A)	5,146	5,572,089
Alphabet, Inc., Class C (A)	5,267	5,693,153
Facebook, Inc., Class A (A)	41,292	7,969,356
TripAdvisor, Inc. (A)	1,779	82,350
Twitter, Inc. (A)	12,550	437,995

		19,754,943

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (A)	7,108	$ 13,459,922
Booking Holdings, Inc. (A)	744	1,394,784
eBay, Inc.	14,080	556,160
Expedia Group, Inc.	2,034	270,583

		15,681,449

IT Services - 5.3%
Accenture PLC, Class A	10,962	2,025,449
Akamai Technologies, Inc. (A)	2,820	225,995
Alliance Data Systems Corp.	774	108,461
Automatic Data Processing, Inc.	7,480	1,236,668
Broadridge Financial Solutions, Inc.	1,996	254,849
Cognizant Technology Solutions Corp., Class A	9,784	620,208
DXC Technology Co.	4,611	254,297
Fidelity National Information Services, Inc.	5,566	682,837
Fiserv, Inc. (A)	6,745	614,874
FleetCor Technologies, Inc. (A)	1,481	415,939
Gartner, Inc. (A)	1,548	249,135
Global Payments, Inc.	2,693	431,230
International Business Machines Corp.	15,238	2,101,320
Jack Henry & Associates, Inc.	1,327	177,712
Mastercard, Inc., Class A	15,447	4,086,195
Paychex, Inc.	5,497	452,348
PayPal Holdings, Inc. (A)	20,193	2,311,291
Total System Services, Inc.	2,798	358,899
VeriSign, Inc. (A)	1,803	377,115
Visa, Inc., Class A	29,887	5,186,889
Western Union Co.	7,402	147,226

		22,318,937

Leisure Products - 0.0% (C)
Hasbro, Inc.	1,990	210,303

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	5,431	405,533
Illumina, Inc. (A)	2,526	929,947
IQVIA Holdings, Inc. (A)	2,712	436,361
Mettler-Toledo International, Inc. (A)	426	357,840
PerkinElmer, Inc.	1,906	183,624
Thermo Fisher Scientific, Inc.	6,874	2,018,756
Waters Corp. (A)	1,194	256,996

		4,589,057

Machinery - 1.6%
Caterpillar, Inc.	9,829	1,339,594
Cummins, Inc.	2,490	426,637
Deere & Co.	5,448	902,788
Dover Corp.	2,498	250,300
Flowserve Corp.	2,254	118,763
Fortive Corp.	5,068	413,143
Illinois Tool Works, Inc.	5,151	776,822
Ingersoll-Rand PLC	4,145	525,047
PACCAR, Inc.	5,954	426,664
Parker-Hannifin Corp.	2,205	374,872
Pentair PLC	2,718	101,110
Snap-on, Inc.	952	157,689
Stanley Black & Decker, Inc.	2,604	376,564
Wabtec Corp. (B)	2,780	199,493
Xylem, Inc.	3,092	258,615

		6,648,101

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 1.4%
CBS Corp., Class B	6,049	$ 301,845
Charter Communications, Inc., Class A (A)	2,957	1,168,547
Comcast Corp., Class A	77,844	3,291,244
Discovery, Inc., Class A (A) (B)	2,713	83,289
Discovery, Inc., Class C (A)	6,197	176,305
DISH Network Corp., Class A (A)	3,966	152,334
Fox Corp., Class A (A)	6,090	223,137
Fox Corp., Class B (A)	2,791	101,955
Interpublic Group of Cos., Inc.	6,652	150,269
News Corp., Class A	6,626	89,385
News Corp., Class B	2,127	29,693
Omnicom Group, Inc.	3,784	310,099

		6,078,102

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	24,932	289,460
Newmont Goldcorp Corp.	14,087	541,927
Nucor Corp.	5,238	288,614

		1,120,001

Multi-Utilities - 1.1%
Ameren Corp.	4,221	317,039
CenterPoint Energy, Inc.	8,631	247,106
CMS Energy Corp.	4,877	282,427
Consolidated Edison, Inc.	5,622	492,937
Dominion Energy, Inc.	13,790	1,066,243
DTE Energy Co.	3,149	402,694
NiSource, Inc.	6,412	184,666
Public Service Enterprise Group, Inc.	8,687	510,969
Sempra Energy	4,716	648,167
WEC Energy Group, Inc.	5,421	451,949

		4,604,197

Multiline Retail - 0.5%
Dollar General Corp.	4,440	600,110
Dollar Tree, Inc. (A)	4,083	438,473
Kohl’s Corp.	2,785	132,427
Macy’s, Inc.	5,308	113,910
Nordstrom, Inc. (B)	1,807	57,571
Target Corp.	8,805	762,601

		2,105,092

Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	8,630	608,933
Apache Corp.	6,461	187,175
Cabot Oil & Gas Corp.	7,275	167,034
Chevron Corp.	32,739	4,074,041
Cimarex Energy Co.	1,743	103,412
Concho Resources, Inc.	3,448	355,765
ConocoPhillips	19,424	1,184,864
Devon Energy Corp.	7,136	203,519
Diamondback Energy, Inc.	2,660	289,860
EOG Resources, Inc.	9,974	929,178
Exxon Mobil Corp.	72,718	5,572,380
Hess Corp.	4,381	278,500
HollyFrontier Corp.	2,700	124,956
Kinder Morgan, Inc.	33,459	698,624
Marathon Oil Corp.	14,057	199,750
Marathon Petroleum Corp.	11,388	636,361
Noble Energy, Inc.	8,219	184,106

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	12,856	$ 646,400
ONEOK, Inc.	7,094	488,138
Phillips 66	7,179	671,524
Pioneer Natural Resources Co.	2,895	445,425
Valero Energy Corp.	7,171	613,909
Williams Cos., Inc.	20,826	583,961

		19,247,815

Personal Products - 0.2%
Coty, Inc., Class A	5,166	69,224
Estee Lauder Cos., Inc., Class A	3,769	690,142

		759,366

Pharmaceuticals - 4.5%
Allergan PLC	5,296	886,709
Bristol-Myers Squibb Co.	28,113	1,274,925
Eli Lilly & Co.	14,850	1,645,231
Johnson & Johnson	45,632	6,355,625
Merck & Co., Inc.	44,249	3,710,279
Mylan NV (A)	8,859	168,675
Nektar Therapeutics (A)	2,996	106,598
Perrigo Co. PLC	2,150	102,383
Pfizer, Inc.	95,417	4,133,464
Zoetis, Inc.	8,226	933,569

		19,317,458

Professional Services - 0.3%
Equifax, Inc.	2,077	280,894
IHS Markit, Ltd. (A)	6,252	398,377
Nielsen Holdings PLC	6,110	138,086
Robert Half International, Inc.	2,036	116,072
Verisk Analytics, Inc.	2,813	411,992

		1,345,421

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	5,375	275,738

Road & Rail - 1.0%
CSX Corp.	13,211	1,022,135
JB Hunt Transport Services, Inc.	1,495	136,658
Kansas City Southern	1,729	210,627
Norfolk Southern Corp.	4,571	911,137
Union Pacific Corp.	12,165	2,057,223

		4,337,780

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (A)	15,243	462,930
Analog Devices, Inc.	6,355	717,289
Applied Materials, Inc.	16,089	722,557
Broadcom, Inc.	6,803	1,958,312
Intel Corp.	76,945	3,683,357
KLA-Tencor Corp.	2,778	328,360
Lam Research Corp.	2,577	484,064
Maxim Integrated Products, Inc.	4,682	280,077
Microchip Technology, Inc. (B)	4,089	354,516
Micron Technology, Inc. (A)	19,020	733,982
NVIDIA Corp.	10,467	1,718,995
Qorvo, Inc. (A)	2,048	136,417
QUALCOMM, Inc.	20,894	1,589,407
Skyworks Solutions, Inc.	2,968	229,337
Texas Instruments, Inc.	16,125	1,850,505

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	4,364	$ 514,603

		15,764,708

Software - 6.7%
Adobe, Inc. (A)	8,386	2,470,935
ANSYS, Inc. (A)	1,442	295,350
Autodesk, Inc. (A)	3,775	614,948
Cadence Design Systems, Inc. (A)	4,830	342,012
Citrix Systems, Inc.	2,150	211,001
Fortinet, Inc. (A)	2,495	191,691
Intuit, Inc.	4,456	1,164,486
Microsoft Corp.	131,698	17,642,264
Oracle Corp.	41,704	2,375,877
Red Hat, Inc. (A)	3,055	573,607
salesforce.com, Inc. (A)	13,346	2,024,989
Symantec Corp.	10,625	231,200
Synopsys, Inc. (A)	2,576	331,505

		28,469,865

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,233	190,055
AutoZone, Inc. (A)	422	463,976
Best Buy Co., Inc.	3,993	278,432
CarMax, Inc. (A)	2,856	247,987
Foot Locker, Inc.	1,930	80,906
Gap, Inc.	3,638	65,375
Home Depot, Inc.	18,910	3,932,713
L Brands, Inc.	3,942	102,886
Lowe’s Cos., Inc.	13,456	1,357,845
O’Reilly Automotive, Inc. (A)	1,345	496,735
Ross Stores, Inc.	6,315	625,943
Tiffany & Co.	1,857	173,889
TJX Cos., Inc.	20,842	1,102,125
Tractor Supply Co.	2,073	225,542
Ulta Salon Cosmetics & Fragrance, Inc. (A)	954	330,933

		9,675,342

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	75,123	14,868,344
Hewlett Packard Enterprise Co.	23,015	344,074
HP, Inc.	25,888	538,212
NetApp, Inc.	4,245	261,916
Seagate Technology PLC	4,330	204,030
Western Digital Corp.	5,036	239,462
Xerox Corp.	3,359	118,942

		16,574,980

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings, Ltd. (A)	2,594	89,960
Hanesbrands, Inc.	6,212	106,971

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	21,599	$ 1,813,236
PVH Corp.	1,288	121,896
Ralph Lauren Corp.	897	101,890
Tapestry, Inc.	4,986	158,206
Under Armour, Inc., Class A (A)	3,231	81,906
Under Armour, Inc., Class C (A)	3,339	74,126
VF Corp.	5,597	488,898

		3,037,089

Tobacco - 0.8%
Altria Group, Inc.	32,155	1,522,539
Philip Morris International, Inc.	26,739	2,099,814

		3,622,353

Trading Companies & Distributors - 0.2%
Fastenal Co.	9,836	320,555
United Rentals, Inc. (A)	1,351	179,183
WW Grainger, Inc.	772	207,074

		706,812

Water Utilities - 0.1%
American Water Works Co., Inc.	3,103	359,948

Total Common Stocks (Cost $381,644,164)		419,966,357

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (D)	761,436	761,436

Total Other Investment Company (Cost $761,436)		761,436

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.45% (D), dated 06/28/2019, to be repurchased at $4,016,001 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $4,100,491.	$ 4,015,515	4,015,515

Total Repurchase Agreement (Cost $4,015,515)		4,015,515

Total Investments (Cost $386,421,115)		424,743,308
Net Other Assets (Liabilities) - (0.2)%		(794,954)

Net Assets - 100.0%		$ 423,948,354

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	27	09/20/2019	$3,913,078	$3,974,670	$61,592	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$419,966,357	$—	$—	$419,966,357
Other Investment Company	761,436	—	—	761,436
Repurchase Agreement	—	4,015,515	—	4,015,515

Total Investments	$420,727,793	$4,015,515	$—	$424,743,308

Other Financial Instruments
Futures Contracts (F)	$61,592	$—	$—	$61,592

Total Other Financial Instruments	$61,592	$—	$—	$61,592

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $745,610. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at June 30, 2019.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 72.0%
Aerospace & Defense - 1.6%
AAR Corp.	1,267	$ 46,613
Aerojet Rocketdyne Holdings, Inc. (A)	2,812	125,893
Aerovironment, Inc. (A)	828	47,005
Cubic Corp.	1,114	71,831
Mercury Systems, Inc. (A)	2,151	151,323
Moog, Inc., Class A	1,262	118,136
National Presto Industries, Inc. (B)	196	18,285
Triumph Group, Inc.	1,939	44,403

		623,489

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (A)	1,004	44,819
Echo Global Logistics, Inc. (A)	1,084	22,623
Forward Air Corp.	1,115	65,952
Hub Group, Inc., Class A (A)	1,325	55,623

		189,017

Airlines - 0.6%
Allegiant Travel Co.	500	71,750
Hawaiian Holdings, Inc.	1,867	51,212
SkyWest, Inc.	1,991	120,794

		243,756

Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (A)	4,370	55,761
Cooper Tire & Rubber Co.	1,949	61,491
Cooper-Standard Holdings, Inc. (A)	633	29,004
Dorman Products, Inc. (A)	1,126	98,120
Fox Factory Holding Corp. (A)	1,483	122,362
Garrett Motion, Inc. (A) (B)	2,898	44,484
Gentherm, Inc. (A)	1,308	54,714
LCI Industries	972	87,480
Motorcar Parts of America, Inc. (A)	731	15,651
Standard Motor Products, Inc.	782	35,456
Superior Industries International, Inc.	898	3,107

		607,630

Automobiles - 0.1%
Winnebago Industries, Inc.	1,127	43,559

Banks - 6.4%
Ameris Bancorp	2,248	88,099
Banc of California, Inc.	1,663	23,232
Banner Corp.	1,215	65,792
Berkshire Hills Bancorp, Inc.	1,769	55,529
Boston Private Financial Holdings, Inc.	3,255	39,288
Brookline Bancorp, Inc.	3,100	47,678
Central Pacific Financial Corp.	1,112	33,316
City Holding Co.	640	48,806
Columbia Banking System, Inc.	2,858	103,402
Community Bank System, Inc.	2,002	131,812
Customers Bancorp, Inc. (A)	1,113	23,373
CVB Financial Corp.	3,971	83,510
Eagle Bancorp, Inc.	1,235	66,851
First BanCorp	8,444	93,222
First Commonwealth Financial Corp.	3,827	51,550
First Financial Bancorp	3,832	92,811
First Midwest Bancorp, Inc.	4,336	88,758
Franklin Financial Network, Inc.	481	13,401
Glacier Bancorp, Inc.	3,287	133,288
Great Western Bancorp, Inc.	2,212	79,013

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Hanmi Financial Corp.	1,202	$ 26,769
Heritage Financial Corp.	1,290	38,107
Hope Bancorp, Inc.	4,675	64,421
Independent Bank Corp.	1,333	101,508
LegacyTexas Financial Group, Inc.	1,760	71,650
National Bank Holdings Corp., Class A	1,012	36,736
NBT Bancorp, Inc.	1,700	63,767
OFG Bancorp	1,695	40,290
Old National Bancorp	5,814	96,454
Opus Bank	839	17,711
Pacific Premier Bancorp, Inc.	1,754	54,163
Preferred Bank	542	25,609
S&T Bancorp, Inc.	1,334	49,998
Seacoast Banking Corp. of Florida (A)	1,998	50,829
ServisFirst Bancshares, Inc.	1,788	61,257
Simmons First National Corp., Class A	3,725	86,643
Southside Bancshares, Inc.	1,232	39,892
Tompkins Financial Corp.	482	39,331
Triumph Bancorp, Inc. (A)	955	27,743
United Community Banks, Inc.	3,071	87,708
Veritex Holdings, Inc.	1,771	45,957
Westamerica Bancorporation (B)	1,046	64,444

		2,553,718

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	180	53,865
MGP Ingredients, Inc. (B)	496	32,890

		86,755

Biotechnology - 2.1%
Acorda Therapeutics, Inc. (A)	1,552	11,904
AMAG Pharmaceuticals, Inc. (A) (B)	1,312	13,107
Anika Therapeutics, Inc. (A)	552	22,422
Arrowhead Pharmaceuticals, Inc. (A) (B)	3,684	97,626
Cytokinetics, Inc. (A)	2,243	25,234
Eagle Pharmaceuticals, Inc. (A)	400	22,272
Emergent BioSolutions, Inc. (A)	1,758	84,929
Enanta Pharmaceuticals, Inc. (A)	619	52,231
Medicines Co. (A) (B)	2,712	98,907
Momenta Pharmaceuticals, Inc. (A)	3,832	47,708
Myriad Genetics, Inc. (A)	2,851	79,201
Progenics Pharmaceuticals, Inc. (A)	3,293	20,318
REGENXBIO, Inc. (A)	1,196	61,439
Repligen Corp. (A)	1,633	140,356
Spectrum Pharmaceuticals, Inc. (A)	4,133	35,585
Vanda Pharmaceuticals, Inc. (A)	2,058	28,997

		842,236

Building Products - 1.4%
AAON, Inc.	1,579	79,234
American Woodmark Corp. (A)	583	49,334
Apogee Enterprises, Inc.	1,034	44,917
Gibraltar Industries, Inc. (A)	1,251	50,490
Griffon Corp.	1,346	22,774
Insteel Industries, Inc.	711	14,803
Patrick Industries, Inc. (A)	880	43,287
PGT Innovations, Inc. (A)	2,267	37,904
Quanex Building Products Corp.	1,287	24,312
Simpson Manufacturing Co., Inc.	1,562	103,811

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Universal Forest Products, Inc.	2,384	$ 90,735

		561,601

Capital Markets - 0.6%
Blucora, Inc. (A)	1,880	57,096
Donnelley Financial Solutions, Inc. (A)	1,329	17,729
Greenhill & Co., Inc.	696	9,459
INTL. FCStone, Inc. (A)	624	24,704
Piper Jaffray Cos.	553	41,071
Virtus Investment Partners, Inc.	271	29,105
Waddell & Reed Financial, Inc., Class A	2,918	48,643
WisdomTree Investments, Inc.	4,579	28,252

		256,059

Chemicals - 1.9%
AdvanSix, Inc. (A)	1,102	26,922
American Vanguard Corp.	1,016	15,657
Balchem Corp.	1,256	125,562
Ferro Corp. (A)	3,183	50,291
FutureFuel Corp.	1,003	11,725
Hawkins, Inc.	372	16,148
HB Fuller Co.	1,977	91,733
Innophos Holdings, Inc.	764	22,240
Innospec, Inc.	951	86,769
Koppers Holdings, Inc. (A)	802	23,547
Kraton Corp. (A)	1,244	38,651
Livent Corp. (A)	5,673	39,257
LSB Industries, Inc. (A)	794	3,097
Quaker Chemical Corp.	518	105,092
Rayonier Advanced Materials, Inc. (B)	1,935	12,558
Stepan Co.	791	72,701
Tredegar Corp.	993	16,504

		758,454

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	2,578	103,120
Brady Corp., Class A	1,915	94,448
Interface, Inc.	2,331	35,734
LSC Communications, Inc.	1,302	4,778
Matthews International Corp., Class A	1,233	42,970
Mobile Mini, Inc.	1,747	53,161
Multi-Color Corp.	543	27,134
Pitney Bowes, Inc.	7,022	30,054
R.R. Donnelley & Sons Co.	2,751	5,420
Team, Inc. (A)	1,175	18,001
Tetra Tech, Inc.	2,132	167,469
UniFirst Corp.	597	112,576
US Ecology, Inc.	858	51,085
Viad Corp.	788	52,197

		798,147

Communications Equipment - 1.0%
ADTRAN, Inc.	1,858	28,335
Applied Optoelectronics, Inc. (A) (B)	736	7,566
CalAmp Corp. (A)	1,305	15,242
Comtech Telecommunications Corp.	938	26,367
Digi International, Inc. (A)	1,090	13,821
Extreme Networks, Inc. (A)	4,614	29,853
Finisar Corp. (A)	4,581	104,767
Harmonic, Inc. (A)	3,450	19,148

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
NETGEAR, Inc. (A)	1,224	$ 30,955
Viavi Solutions, Inc. (A)	8,886	118,095

		394,149

Construction & Engineering - 0.5%
Aegion Corp. (A)	1,218	22,411
Arcosa, Inc.	1,879	70,707
Comfort Systems, Inc.	1,434	73,119
MYR Group, Inc. (A)	645	24,091

		190,328

Construction Materials - 0.1%
US Concrete, Inc. (A)	613	30,460

Consumer Finance - 0.9%
Encore Capital Group, Inc. (A) (B)	999	33,836
Enova International, Inc. (A)	1,310	30,195
EZCORP, Inc., Class A (A)	2,039	19,309
FirstCash, Inc.	1,676	167,634
PRA Group, Inc. (A)	1,763	49,611
World Acceptance Corp. (A)	246	40,371

		340,956

Containers & Packaging - 0.1%
Myers Industries, Inc.	1,378	26,554

Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,782	70,781

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	644	19,049
Career Education Corp. (A)	2,724	51,947
Regis Corp. (A)	1,146	19,024
Strategic Education, Inc.	852	151,656

		241,676

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	423	24,420
Cincinnati Bell, Inc. (A)	1,957	9,687
Cogent Communications Holdings, Inc.	1,621	96,223
Consolidated Communications Holdings, Inc. (B)	2,797	13,789
Frontier Communications Corp. (A) (B)	4,091	7,159
Iridium Communications, Inc. (A)	3,734	86,853
Vonage Holdings Corp. (A)	8,667	98,197

		336,328

Electric Utilities - 0.3%
E.I. Paso Electric Co.	1,578	103,201

Electrical Equipment - 0.3%
AZZ, Inc.	1,015	46,710
Encore Wire Corp.	812	47,567
Powell Industries, Inc.	341	12,958
Vicor Corp. (A)	631	19,593

		126,828

Electronic Equipment, Instruments & Components - 3.2%
Anixter International, Inc. (A)	1,125	67,174
Arlo Technologies, Inc. (A)	2,897	11,617
Badger Meter, Inc.	1,131	67,509
Bel Fuse, Inc., Class B	391	6,713
Benchmark Electronics, Inc.	1,499	37,655
Control4 Corp. (A)	1,041	24,724
CTS Corp.	1,277	35,220
Daktronics, Inc.	1,545	9,533

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
ePlus, Inc. (A)	529	$ 36,469
Fabrinet (A)	1,431	71,078
FARO Technologies, Inc. (A)	673	35,386
II-VI, Inc. (A) (B)	2,320	84,819
Insight Enterprises, Inc. (A)	1,390	80,898
Itron, Inc. (A)	1,300	81,341
Kemet Corp.	2,254	42,398
Knowles Corp. (A)	3,532	64,671
Methode Electronics, Inc.	1,437	41,055
MTS Systems Corp.	698	40,854
OSI Systems, Inc. (A)	654	73,660
Park Electrochemical Corp.	756	12,618
Plexus Corp. (A)	1,170	68,293
Rogers Corp. (A)	721	124,430
Sanmina Corp. (A)	2,681	81,181
ScanSource, Inc. (A)	999	32,527
TTM Technologies, Inc. (A)	3,647	37,199

		1,269,022

Energy Equipment & Services - 1.5%
Archrock, Inc.	5,064	53,678
C&J Energy Services, Inc. (A)	2,387	28,119
Diamond Offshore Drilling, Inc. (A) (B)	2,515	22,308
DMC Global, Inc.	553	35,033
Dril-Quip, Inc. (A)	1,408	67,584
Era Group, Inc. (A)	795	6,630
Exterran Corp. (A)	1,228	17,462
Geospace Technologies Corp. (A)	530	8,008
Gulf Island Fabrication, Inc. (A)	539	3,827
Helix Energy Solutions Group, Inc. (A)	5,435	46,904
KLX Energy Services Holdings, Inc. (A)	899	18,367
Matrix Service Co. (A)	1,042	21,111
Nabors Industries, Ltd.	12,841	37,239
Newpark Resources, Inc. (A)	3,517	26,096
Noble Corp. PLC (A)	9,681	18,104
Oil States International, Inc. (A)	2,348	42,968
ProPetro Holding Corp. (A)	2,887	59,761
SEACOR Holdings, Inc. (A)	677	32,164
Superior Energy Services, Inc. (A)	6,060	7,878
TETRA Technologies, Inc. (A)	4,881	7,956
US Silica Holdings, Inc. (B)	2,858	36,554

		597,751

Entertainment - 0.1%
Marcus Corp.	847	27,917

Equity Real Estate Investment Trusts - 4.6%
Acadia Realty Trust	3,216	88,022
Agree Realty Corp.	1,495	95,755
American Assets Trust, Inc.	1,832	86,324
Armada Hoffler Properties, Inc.	2,037	33,712
CareTrust, Inc.	3,714	88,319
CBL & Associates Properties, Inc. (B)	6,740	7,010
Cedar Realty Trust, Inc.	3,339	8,848
Chatham Lodging Trust	1,810	34,155
Chesapeake Lodging Trust	2,361	67,100
Community Healthcare Trust, Inc.	696	27,429
DiamondRock Hospitality Co.	7,827	80,931
Easterly Government Properties, Inc.	2,643	47,865
Four Corners Property Trust, Inc.	2,658	72,643

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Franklin Street Properties Corp.	4,167	$ 30,752
Getty Realty Corp.	1,322	40,665
Global Net Lease, Inc.	3,258	63,922
Hersha Hospitality Trust	1,402	23,189
Independence Realty Trust, Inc.	3,491	40,391
Innovative Industrial Properties, Inc. (B)	381	47,076
iStar, Inc. (B)	2,514	31,224
Kite Realty Group Trust	3,261	49,339
Lexington Realty Trust	8,122	76,428
LTC Properties, Inc.	1,544	70,499
National Storage Affiliates Trust	2,210	63,957
NorthStar Realty Europe Corp.	1,955	32,121
Office Properties Income Trust	1,869	49,099
Pennsylvania Real Estate Investment Trust (B)	2,315	15,048
Retail Opportunity Investments Corp.	4,442	76,091
RPT Realty	3,122	37,807
Saul Centers, Inc.	452	25,371
Summit Hotel Properties, Inc.	4,083	46,832
Universal Health Realty Income Trust	491	41,701
Urstadt Biddle Properties, Inc., Class A	1,162	24,402
Washington Prime Group, Inc. (B)	7,246	27,680
Washington Real Estate Investment Trust	3,110	83,130
Whitestone REIT	1,548	19,644
Xenia Hotels & Resorts, Inc.	4,377	91,260

		1,845,741

Food & Staples Retailing - 0.2%
Andersons, Inc.	1,023	27,866
Chefs’ Warehouse, Inc. (A)	896	31,423
SpartanNash Co.	1,411	16,466
United Natural Foods, Inc. (A)	2,048	18,371

		94,126

Food Products - 1.0%
B&G Foods, Inc. (B)	2,538	52,790
Cal-Maine Foods, Inc.	1,177	49,105
Calavo Growers, Inc. (B)	609	58,915
Darling Ingredients, Inc. (A)	6,401	127,316
Dean Foods Co. (B)	3,565	3,293
J&J Snack Foods Corp.	585	94,156
John B Sanfilippo & Son, Inc.	342	27,254
Seneca Foods Corp., Class A (A)	257	7,152

		419,981

Gas Utilities - 0.5%
NorthWest Natural Holding Co.	1,182	82,149
South Jersey Industries, Inc.	3,590	121,091

		203,240

Health Care Equipment & Supplies - 2.3%
AngioDynamics, Inc. (A)	1,446	28,472
Cardiovascular Systems, Inc. (A)	1,353	58,084
CONMED Corp.	1,009	86,340
CryoLife, Inc. (A)	1,335	39,957
Cutera, Inc. (A)	545	11,325
Heska Corp. (A)	271	23,081
Integer Holdings Corp. (A)	1,166	97,851
Invacare Corp.	1,312	6,809
Lantheus Holdings, Inc. (A)	1,508	42,676
LeMaitre Vascular, Inc.	619	17,320

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Meridian Bioscience, Inc.	1,656	$ 19,673
Merit Medical Systems, Inc. (A)	2,137	127,280
Mesa Laboratories, Inc.	138	33,719
Natus Medical, Inc. (A)	1,321	33,936
Neogen Corp. (A)	2,025	125,773
OraSure Technologies, Inc. (A)	2,411	22,374
Orthofix Medical, Inc. (A)	741	39,184
Surmodics, Inc. (A)	521	22,492
Tactile Systems Technology, Inc. (A)	666	37,909
Varex Imaging Corp. (A)	1,488	45,607

		919,862

Health Care Providers & Services - 1.9%
Addus HomeCare Corp. (A)	394	29,530
AMN Healthcare Services, Inc. (A)	1,811	98,247
BioTelemetry, Inc. (A)	1,313	63,221
Community Health Systems, Inc. (A) (B)	4,587	12,247
CorVel Corp. (A)	352	30,627
Cross Country Healthcare, Inc. (A)	1,431	13,423
Diplomat Pharmacy, Inc. (A)	2,206	13,435
Ensign Group, Inc.	1,936	110,197
LHC Group, Inc. (A)	1,138	136,082
Magellan Health, Inc. (A)	934	69,331
Owens & Minor, Inc.	2,445	7,824
Providence Service Corp. (A)	431	24,713
Select Medical Holdings Corp. (A)	4,209	66,797
Tivity Health, Inc. (A)	1,853	30,463
US Physical Therapy, Inc.	496	60,795

		766,932

Health Care Technology - 0.9%
Computer Programs & Systems, Inc.	474	13,173
HealthStream, Inc. (A)	994	25,705
HMS Holdings Corp. (A)	3,384	109,608
NextGen Healthcare, Inc. (A)	1,859	36,994
Omnicell, Inc. (A)	1,602	137,820
Tabula Rasa HealthCare, Inc. (A) (B)	709	35,400

		358,700

Hotels, Restaurants & Leisure - 1.3%
BJ’s Restaurants, Inc.	806	35,416
Bloomin’ Brands, Inc.	3,563	67,376
Chuy’s Holdings, Inc. (A)	654	14,990
Dave & Buster’s Entertainment, Inc.	1,414	57,225
Dine Brands Global, Inc.	681	65,015
El Pollo Loco Holdings, Inc. (A)	851	9,072
Fiesta Restaurant Group, Inc. (A)	917	12,049
Monarch Casino & Resort, Inc. (A)	461	19,703
Red Robin Gourmet Burgers, Inc. (A)	504	15,407
Ruth’s Hospitality Group, Inc.	1,101	25,004
Shake Shack, Inc., Class A (A)	1,016	73,355
Wingstop, Inc.	1,142	108,204

		502,816

Household Durables - 1.7%
Cavco Industries, Inc. (A)	332	52,303
Century Communities, Inc. (A)	1,072	28,494
Ethan Allen Interiors, Inc.	960	20,218
Installed Building Products, Inc. (A)	816	48,323
iRobot Corp. (A) (B)	1,090	99,888

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
La-Z-Boy, Inc.	1,813	$ 55,587
LGI Homes, Inc. (A)	730	52,144
M/I Homes, Inc. (A)	1,071	30,566
MDC Holdings, Inc.	1,912	62,675
Meritage Homes Corp. (A)	1,398	71,773
TopBuild Corp. (A)	1,338	110,733
Universal Electronics, Inc. (A)	538	22,069
William Lyon Homes, Class A (A)	1,282	23,371

		678,144

Household Products - 0.3%
Central Garden & Pet Co. (A)	401	10,807
Central Garden & Pet Co., Class A (A)	1,607	39,597
WD-40 Co.	536	85,245

		135,649

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,400	50,232

Insurance - 2.5%
Ambac Financial Group, Inc. (A)	1,769	29,807
American Equity Investment Life Holding Co.	3,531	95,902
AMERISAFE, Inc.	749	47,764
eHealth, Inc. (A)	739	63,628
Employers Holdings, Inc.	1,245	52,626
HCI Group, Inc.	261	10,563
Horace Mann Educators Corp.	1,599	64,424
James River Group Holdings, Ltd.	1,172	54,967
ProAssurance Corp.	2,088	75,398
RLI Corp.	1,523	130,536
Safety Insurance Group, Inc.	568	54,034
Selective Insurance Group, Inc.	2,301	172,322
Stewart Information Services Corp.	921	37,291
Third Point Reinsurance, Ltd. (A)	2,894	29,866
United Fire Group, Inc.	832	40,319
United Insurance Holdings Corp.	839	11,964
Universal Insurance Holdings, Inc.	1,239	34,568

		1,005,979

Interactive Media & Services - 0.1%
Care.com, Inc. (A)	1,035	11,364
QuinStreet, Inc. (A)	1,520	24,092

		35,456

Internet & Direct Marketing Retail - 0.4%
Liquidity Services, Inc. (A)	1,041	6,340
PetMed Express, Inc. (B)	782	12,254
Shutterfly, Inc. (A)	1,333	67,383
Shutterstock, Inc.	725	28,413
Stamps.com, Inc. (A)	632	28,610

		143,000

IT Services - 1.4%
Cardtronics PLC, Class A (A)	1,458	39,833
CSG Systems International, Inc.	1,291	63,039
EVERTEC, Inc.	2,329	76,158
ExlService Holdings, Inc. (A)	1,334	88,217
ManTech International Corp., Class A	1,037	68,286
NIC, Inc.	2,600	41,704
Perficient, Inc. (A)	1,280	43,930
Sykes Enterprises, Inc. (A)	1,533	42,096
TTEC Holdings, Inc.	540	25,159

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Unisys Corp. (A) (B)	2,011	$ 19,547
Virtusa Corp. (A)	1,078	47,896

		555,865

Leisure Products - 0.3%
Callaway Golf Co.	3,435	58,945
Nautilus, Inc. (A)	1,153	2,548
Sturm Ruger & Co., Inc.	678	36,937
Vista Outdoor, Inc. (A)	2,243	19,918

		118,348

Life Sciences Tools & Services - 0.6%
Cambrex Corp. (A)	1,308	61,227
Luminex Corp.	1,625	33,540
Medpace Holdings, Inc. (A)	1,016	66,467
NeoGenomics, Inc. (A)	3,982	87,365

		248,599

Machinery - 4.3%
Actuant Corp., Class A	2,386	59,197
Alamo Group, Inc.	374	37,374
Albany International Corp., Class A	1,184	98,165
Astec Industries, Inc.	875	28,490
Barnes Group, Inc.	1,837	103,496
Briggs & Stratton Corp.	1,634	16,732
Chart Industries, Inc. (A)	1,390	106,863
CIRCOR International, Inc. (A)	773	35,558
EnPro Industries, Inc.	806	51,455
ESCO Technologies, Inc.	1,009	83,363
Federal Signal Corp.	2,343	62,675
Franklin Electric Co., Inc.	1,497	71,107
Greenbrier Cos., Inc.	1,259	38,274
Harsco Corp. (A)	3,116	85,503
Hillenbrand, Inc.	2,433	96,274
John Bean Technologies Corp.	1,229	148,869
Lindsay Corp. (B)	419	34,446
Lydall, Inc. (A)	681	13,756
Mueller Industries, Inc.	2,200	64,394
Proto Labs, Inc. (A)	1,043	121,009
SPX Corp. (A)	1,704	56,266
SPX Flow, Inc. (A)	1,653	69,195
Standex International Corp.	492	35,985
Tennant Co.	706	43,207
Titan International, Inc.	1,958	9,575
Wabash National Corp.	2,154	35,046
Watts Water Technologies, Inc., Class A	1,076	100,262

		1,706,536

Marine - 0.2%
Matson, Inc.	1,664	64,646

Media - 0.4%
EW Scripps Co., Class A	2,194	33,546
Gannett Co., Inc.	4,450	36,312
New Media Investment Group, Inc.	2,117	19,984
Scholastic Corp.	1,082	35,966
TechTarget, Inc. (A)	847	17,999

		143,807

Metals & Mining - 0.6%
AK Steel Holding Corp. (A) (B)	12,292	29,132
Century Aluminum Co. (A)	1,933	13,357

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Haynes International, Inc.	486	$ 15,460
Kaiser Aluminum Corp.	627	61,201
Materion Corp.	791	53,638
Olympic Steel, Inc.	355	4,846
SunCoke Energy, Inc. (A)	3,493	31,018
TimkenSteel Corp. (A)	1,531	12,447

		221,099

Mortgage Real Estate Investment Trusts - 1.2%
Apollo Commercial Real Estate Finance, Inc.	5,349	98,368
ARMOUR Residential, Inc. (B)	2,037	37,970
Capstead Mortgage Corp.	3,325	27,764
Granite Point Mortgage Trust, Inc.	2,088	40,069
Invesco Mortgage Capital, Inc.	4,996	80,535
New York Mortgage Trust, Inc.	8,085	50,127
PennyMac Mortgage Investment Trust	2,969	64,813
Redwood Trust, Inc.	3,764	62,219

		461,865

Multi-Utilities - 0.3%
Avista Corp.	2,555	113,953

Multiline Retail - 0.1%
Big Lots, Inc.	1,550	44,346
JC Penney Co., Inc. (A) (B)	12,310	14,033

		58,379

Oil, Gas & Consumable Fuels - 1.2%
Bonanza Creek Energy, Inc. (A)	729	15,221
Carrizo Oil & Gas, Inc. (A)	3,343	33,497
Consol Energy, Inc. (A)	1,073	28,553
Denbury Resources, Inc. (A) (B)	17,921	22,222
Green Plains, Inc.	1,512	16,299
Gulfport Energy Corp. (A)	5,633	27,658
HighPoint Resources Corp. (A)	4,319	7,861
Laredo Petroleum, Inc. (A)	5,974	17,325
Par Pacific Holdings, Inc. (A)	1,174	24,090
PDC Energy, Inc. (A)	2,575	92,854
Penn Virginia Corp. (A)	522	16,015
Renewable Energy Group, Inc. (A)	1,462	23,187
REX American Resources Corp. (A)	219	15,965
Ring Energy, Inc. (A)	2,319	7,537
SRC Energy, Inc. (A)	9,457	46,907
Unit Corp. (A)	2,155	19,158
Whiting Petroleum Corp. (A) (B)	3,547	66,258

		480,607

Paper & Forest Products - 0.5%
Boise Cascade Co.	1,514	42,558
Clearwater Paper Corp. (A)	642	11,871
Mercer International, Inc.	1,684	26,051
Neenah, Inc.	655	44,245
P.H. Glatfelter Co.	1,712	28,899
Schweitzer-Mauduit International, Inc.	1,200	39,816

		193,440

Personal Products - 0.5%
Avon Products, Inc. (A)	17,222	66,822
Inter Parfums, Inc.	672	44,681
Medifast, Inc.	462	59,275
USANA Health Sciences, Inc. (A)	517	41,065

		211,843

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 0.7%
Akorn, Inc. (A)	3,667	$ 18,885
Amphastar Pharmaceuticals, Inc. (A)	1,372	28,963
ANI Pharmaceuticals, Inc. (A)	327	26,879
Assertio Therapeutics, Inc. (A)	2,502	8,632
Corcept Therapeutics, Inc. (A) (B)	4,061	45,280
Endo International PLC (A)	7,822	32,227
Innoviva, Inc. (A)	2,636	38,380
Lannett Co., Inc. (A) (B)	1,329	8,054
Phibro Animal Health Corp., Class A	788	25,035
Supernus Pharmaceuticals, Inc. (A)	2,035	67,338

		299,673

Professional Services - 1.4%
Exponent, Inc.	2,017	118,075
Forrester Research, Inc.	401	18,859
FTI Consulting, Inc. (A)	1,477	123,832
Heidrick & Struggles International, Inc.	743	22,268
Kelly Services, Inc., Class A	1,212	31,742
Korn Ferry	2,193	87,873
Navigant Consulting, Inc.	1,529	35,457
Resources Connection, Inc.	1,170	18,732
TrueBlue, Inc. (A)	1,560	34,414
WageWorks, Inc. (A)	1,549	78,674

		569,926

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,547	70,357
Marcus & Millichap, Inc. (A)	834	25,729
RE/MAX Holdings, Inc., Class A	692	21,286
Realogy Holdings Corp.	4,438	32,131

		149,503

Road & Rail - 0.4%
ArcBest Corp.	991	27,857
Heartland Express, Inc.	1,847	33,375
Marten Transport, Ltd.	1,507	27,352
Saia, Inc. (A)	1,006	65,058

		153,642

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (A)	1,486	83,617
Axcelis Technologies, Inc. (A)	1,280	19,264
Brooks Automation, Inc.	2,803	108,616
Cabot Microelectronics Corp.	1,129	124,280
CEVA, Inc. (A)	854	20,795
Cohu, Inc.	1,594	24,595
Diodes, Inc. (A)	1,554	56,519
DSP Group, Inc. (A)	768	11,029
FormFactor, Inc. (A)	2,898	45,412
Ichor Holdings, Ltd. (A)	870	20,567
Kopin Corp. (A) (B)	2,615	2,850
Kulicke & Soffa Industries, Inc.	2,526	56,961
MaxLinear, Inc. (A)	2,496	58,506
Nanometrics, Inc. (A)	953	33,079
PDF Solutions, Inc. (A)	1,084	14,222
Photronics, Inc. (A)	2,606	21,369
Power Integrations, Inc.	1,137	91,165
Rambus, Inc. (A)	4,275	51,471
Rudolph Technologies, Inc. (A)	1,206	33,322
SMART Global Holdings, Inc. (A)	490	11,265

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc. (A)	1,735	$ 108,368
Ultra Clean Holdings, Inc. (A)	1,528	21,270
Veeco Instruments, Inc. (A)	1,891	23,108
Xperi Corp.	1,915	39,430

		1,081,080

Software - 1.8%
8x8, Inc. (A)	3,741	90,158
Agilysys, Inc. (A)	685	14,707
Alarm.com Holdings, Inc. (A)	1,371	73,348
Bottomline Technologies de, Inc. (A)	1,470	65,033
Ebix, Inc. (B)	854	42,888
LivePerson, Inc. (A)	2,318	64,997
MicroStrategy, Inc., Class A (A)	319	45,716
Monotype Imaging Holdings, Inc.	1,608	27,079
Onespan, Inc. (A)	1,219	17,273
Progress Software Corp.	1,729	75,419
Qualys, Inc. (A)	1,308	113,901
SPS Commerce, Inc. (A)	696	71,138
TiVo Corp.	4,853	35,766

		737,423

Specialty Retail - 2.6%
Abercrombie & Fitch Co., Class A	2,588	41,511
Asbury Automotive Group, Inc. (A)	758	63,930
Ascena Retail Group, Inc. (A)	6,755	4,120
Barnes & Noble Education, Inc. (A)	1,363	4,580
Barnes & Noble, Inc.	2,219	14,845
Boot Barn Holdings, Inc. (A)	1,102	39,275
Buckle, Inc. (B)	1,109	19,197
Caleres, Inc.	1,642	32,709
Cato Corp., Class A	894	11,014
Chico’s FAS, Inc.	4,583	15,445
Children’s Place, Inc. (B)	616	58,754
Conn’s, Inc. (A)	955	17,018
Designer Brands, Inc., Class A	2,229	42,730
Express, Inc. (A)	2,610	7,125
GameStop Corp., Class A (B)	3,974	21,738
Genesco, Inc. (A)	674	28,503
Group 1 Automotive, Inc.	684	56,013
Guess?, Inc.	1,949	31,476
Haverty Furniture Cos., Inc.	731	12,449
Hibbett Sports, Inc. (A)	714	12,995
Kirkland’s, Inc. (A) (B)	550	1,243
Lithia Motors, Inc., Class A	868	103,101
Lumber Liquidators Holdings, Inc. (A) (B)	1,115	12,878
MarineMax, Inc. (A)	887	14,582
Monro, Inc.	1,289	109,952
Office Depot, Inc.	21,226	43,726
Rent-A-Center, Inc. (A)	1,743	46,416
RH (A) (B)	628	72,597
Shoe Carnival, Inc. (B)	378	10,433
Sleep Number Corp. (A)	1,174	47,418
Sonic Automotive, Inc., Class A	929	21,692
Tailored Brands, Inc. (B)	1,950	11,251
Tile Shop Holdings, Inc.	1,496	5,984
Vitamin Shoppe, Inc. (A) (B)	606	2,388
Zumiez, Inc. (A)	740	19,314

		1,058,402

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (A) (B)	4,534	$ 41,260
Cray, Inc. (A)	1,600	55,712
Diebold Nixdorf, Inc. (A)	2,976	27,260
Electronics For Imaging, Inc. (A)	1,676	61,861

		186,093

Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (A)	2,541	50,185
Fossil Group, Inc. (A) (B)	1,773	20,390
G-III Apparel Group, Ltd. (A)	1,616	47,543
Kontoor Brands, Inc. (A)	1,805	50,576
Movado Group, Inc.	640	17,280
Oxford Industries, Inc.	661	50,104
Steven Madden, Ltd.	3,034	103,004
Unifi, Inc. (A)	566	10,284
Vera Bradley, Inc. (A)	813	9,756
Wolverine World Wide, Inc.	3,449	94,985

		454,107

Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc. (A)	2,096	57,116
Dime Community Bancshares, Inc.	1,191	22,617
Flagstar Bancorp, Inc.	1,119	37,084
HomeStreet, Inc. (A)	1,048	31,063
Meta Financial Group, Inc.	1,073	30,098
NMI Holdings, Inc., Class A (A)	2,624	74,495
Northfield Bancorp, Inc.	1,837	28,676
Northwest Bancshares, Inc.	4,127	72,676
Oritani Financial Corp.	1,489	26,415
Provident Financial Services, Inc.	2,386	57,860
TrustCo Bank Corp.	3,762	29,795
Walker & Dunlop, Inc.	1,099	58,478

		526,373

Tobacco - 0.1%
Universal Corp.	971	59,008

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	1,500	92,295
DXP Enterprises, Inc. (A)	622	23,568
GMS, Inc. (A)	1,255	27,610
Kaman Corp.	1,086	69,167
Veritiv Corp. (A)	500	9,710

		222,350

Water Utilities - 0.5%
American States Water Co.	1,430	107,593
California Water Service Group	1,870	94,678

		202,271

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.0% (C)
Spok Holdings, Inc.	694	$ 10,438

Total Common Stocks (Cost $28,078,200)		28,769,506

CONTINGENT VALUE RIGHT - 0.0%
Chemicals - 0.0%
A. Schulman, Inc. (D) (E) (F)	1,541	0

Total Contingent Value Right (Cost $667)		0

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 27.5%
U.S. Treasury - 27.5%
U.S. Treasury Note 1.75%, 06/30/2024 (G)	$ 10,994,000	10,989,276

Total U.S. Government Obligation (Cost $10,986,722)		10,989,276

	Shares	Value
OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (H)	1,378,846	1,378,846

Total Other Investment Company (Cost $1,378,846)		1,378,846

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (H), dated 06/28/2019, to be repurchased at $328,207 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $336,349.	$ 328,168	328,168

Total Repurchase Agreement (Cost $328,168)		328,168

Total Investments (Cost $40,772,603)		41,465,796
Net Other Assets (Liabilities) - (3.7)%		(1,485,110)

Net Assets - 100.0%		$ 39,980,686

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	Long	3	09/20/2019	$231,914	$235,065	$3,151	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$28,769,506	$—	$—	$28,769,506
Contingent Value Right	—	—	0	0
U.S. Government Obligation	—	10,989,276	—	10,989,276
Other Investment Company	1,378,846	—	—	1,378,846
Repurchase Agreement	—	328,168	—	328,168

Total Investments	$30,148,352	$11,317,444	$0	$41,465,796

Other Financial Instruments
Futures Contracts (K)	$3,151	$—	$—	$3,151

Total Other Financial Instruments	$3,151	$—	$—	$3,151

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,336,515. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security deemed worthless.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2019, the value of the security is $0, representing 0.00% of the Fund’s net assets.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at June 30, 2019.
(I)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 86.5%
Brazil - 7.4%
Ambev SA, ADR	72,242	$ 337,370
Banco Bradesco SA, ADR	65,460	642,817
Itau Unibanco Holding SA, ADR	79,309	747,091
Petroleo Brasileiro SA, ADR	59,023	870,812
Vale SA, ADR	51,252	688,827

		3,286,917

China - 29.6%
Agricultural Bank of China, Ltd., H Shares	458,000	191,700
Alibaba Group Holding, Ltd., ADR (A)	10,478	1,775,497
Baidu, Inc., ADR (A)	4,387	514,858
Bank of China, Ltd., H Shares	1,233,000	520,819
Bank of Communications Co., Ltd., H Shares	344,000	261,110
China CITIC Bank Corp., Ltd., H Shares	187,000	106,515
China Construction Bank Corp., H Shares	1,753,000	1,510,104
China Evergrande Group (B)	47,000	131,750
China Life Insurance Co., Ltd., H Shares	116,000	285,676
China Merchants Bank Co., Ltd., H Shares	60,000	299,136
China Pacific Insurance Group Co., Ltd., H Shares	40,400	157,980
China Petroleum & Chemical Corp., H Shares	414,000	281,388
China Shenhua Energy Co., Ltd., H Shares	55,000	115,174
China Tower Corp., Ltd., H Shares (C)	702,000	184,205
CNOOC, Ltd.	261,000	446,331
Country Garden Holdings Co., Ltd.	114,000	173,353
CSPC Pharmaceutical Group, Ltd.	74,000	119,347
Ctrip.com International, Ltd., ADR (A)	5,882	217,105
Geely Automobile Holdings, Ltd.	84,000	143,647
Industrial & Commercial Bank of China, Ltd., H Shares	1,271,000	927,322
JD.com, Inc., ADR (A)	12,794	387,530
NetEase, Inc., ADR	1,160	296,693
New Oriental Education & Technology Group, Inc., ADR (A)	1,843	177,997
PetroChina Co., Ltd., H Shares	342,000	188,675
PICC Property & Casualty Co., Ltd., H Shares	110,000	118,694
Ping An Insurance Group Co. of China, Ltd., H Shares	81,500	978,522
Sunny Optical Technology Group Co., Ltd.	10,300	106,395
TAL Education Group, ADR (A)	5,647	215,151
Tencent Holdings, Ltd.	41,800	1,886,551
Xiaomi Corp., Class B (A) (C)	208,600	267,008
Yum China Holdings, Inc.	6,065	280,203

		13,266,436

Hong Kong - 3.1%
China Mobile, Ltd.	90,500	824,202
China Overseas Land & Investment, Ltd.	60,000	221,184
China Resources Land, Ltd.	44,000	193,741
CITIC, Ltd.	104,000	149,893

		1,389,020

India - 5.3%
HDFC Bank, Ltd., ADR	10,897	1,417,046
ICICI Bank, Ltd., ADR	25,413	319,949
Infosys, Ltd., ADR	60,654	648,998

		2,385,993

	Shares	Value
COMMON STOCKS (continued)
Indonesia - 2.8%
Astra International Tbk PT	329,800	$ 173,917
Bank Central Asia Tbk PT	180,800	383,612
Bank Mandiri Persero Tbk PT	304,200	172,798
Bank Rakyat Indonesia Persero Tbk PT	864,300	266,738
Telekomunikasi Indonesia Persero Tbk PT	791,000	231,799

		1,228,864

Malaysia - 1.2%
Malayan Banking Bhd.	84,500	181,575
Public Bank Bhd.	41,200	229,304
Tenaga Nasional Bhd.	41,800	139,991

		550,870

Mexico - 2.9%
America Movil SAB de CV, Series L	387,339	281,659
Cemex SAB de CV	242,391	102,070
Fomento Economico Mexicano SAB de CV	30,026	290,638
Grupo Financiero Banorte SAB de CV, Class O	45,510	263,798
Grupo Mexico SAB de CV, Series B	57,765	153,255
Wal-Mart de Mexico SAB de CV	79,552	216,979

		1,308,399

Peru - 0.6%
Credicorp, Ltd.	1,072	245,392

Poland - 0.6%
Polski Koncern Naftowy Orlen SA	4,656	112,342
Powszechna Kasa Oszczednosci Bank Polski SA	13,836	158,870

		271,212

Qatar - 0.8%
Qatar National Bank QPSC	71,283	372,541

Republic of Korea - 13.6%
Celltrion, Inc. (A)	1,637	291,347
Hana Financial Group, Inc.	4,803	155,573
Hyundai Mobis Co., Ltd. (A)	1,110	226,393
Hyundai Motor Co.	2,387	289,421
KB Financial Group, Inc.	6,488	257,632
Kia Motors Corp.	4,322	164,697
KT&G Corp.	2,068	176,415
LG Chem, Ltd.	756	232,107
LG Corp.	2,095	139,528
LG Household & Health Care, Ltd.	155	176,257
NAVER Corp.	2,408	237,745
POSCO	1,284	271,890
Samsung C&T Corp.	1,508	124,986
Samsung Electronics Co., Ltd.	44,116	1,795,741
Samsung Fire & Marine Insurance Co., Ltd.	521	120,927
Samsung SDI Co., Ltd.	866	177,377
Shinhan Financial Group Co., Ltd.	7,736	300,824
SK Holdings Co., Ltd.	543	109,103
SK Hynix, Inc.	9,491	571,277
SK Innovation Co., Ltd.	999	137,566
SK Telecom Co., Ltd.	635	142,437

		6,099,243

Republic of South Africa - 6.8%
FirstRand, Ltd.	54,503	264,954
MTN Group, Ltd. (B)	31,594	239,175
Naspers, Ltd., N Shares	6,802	1,649,469

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa (continued)
Old Mutual, Ltd. (B)	79,986	$ 119,531
Remgro, Ltd.	8,362	111,424
Sanlam, Ltd.	28,884	160,097
Sasol, Ltd.	9,084	225,605
Standard Bank Group, Ltd.	20,028	279,330

		3,049,585

Russian Federation - 6.0%
Gazprom PJSC, ADR	96,829	709,369
Lukoil PJSC, ADR	6,095	514,540
MMC Norilsk Nickel PJSC, ADR	9,643	218,993
Novatek PJSC, GDR	1,346	285,352
Sberbank of Russia PJSC, ADR	43,135	663,416
Tatneft PJSC, ADR	4,206	310,403

		2,702,073

Taiwan - 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	49,750	1,948,708

Thailand - 1.0%
CP ALL PCL	72,800	203,558
PTT PCL	140,600	223,502

		427,060

United Arab Emirates - 0.4%
First Abu Dhabi Bank PJSC	43,392	175,546

Total Common Stocks (Cost $38,936,536)		38,707,859

PREFERRED STOCKS - 0.6%
Republic of Korea - 0.6%
Hyundai Motor Co., 3.62% (D)	603	45,069

	Shares	Value
PREFERRED STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics Co., Ltd., 2.85% (D)	6,670	$ 220,956

Total Preferred Stocks (Cost $258,734)		266,025

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 12.1%
U.S. Treasury - 12.1%
U.S. Treasury Note 1.75%, 06/30/2024 (E)	$ 5,408,000	5,405,675

Total U.S. Government Obligation (Cost $5,404,431)		5,405,675

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (D)	455,626	455,626

Total Other Investment Company (Cost $455,626)		455,626

Total Investments (Cost $45,055,327)		44,835,185
Net Other Assets (Liabilities) - (0.2)%		(74,268)

Net Assets - 100.0%		$ 44,760,917

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	Long	7	09/20/2019	$353,587	$368,690	$15,103	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	24.6%	$11,050,558
U.S. Government Obligation	12.1	5,405,675
Oil, Gas & Consumable Fuels	9.4	4,195,454
Internet & Direct Marketing Retail	9.0	4,029,601
Interactive Media & Services	5.9	2,639,154
Semiconductors & Semiconductor Equipment	5.6	2,519,985
Technology Hardware, Storage & Peripherals	5.1	2,283,705
Insurance	4.3	1,941,427
Wireless Telecommunication Services	3.3	1,487,473
Metals & Mining	3.0	1,332,965
Automobiles	1.8	816,751
Real Estate Management & Development	1.6	720,028
IT Services	1.5	648,998
Beverages	1.4	628,008
Industrial Conglomerates	1.2	523,510

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Chemicals	1.0%	$457,712
Food & Staples Retailing	0.9	420,537
Diversified Telecommunication Services	0.9	416,004
Diversified Consumer Services	0.9	393,148
Diversified Financial Services	0.8	376,378
Entertainment	0.7	296,693
Biotechnology	0.7	291,347
Electronic Equipment, Instruments & Components	0.6	283,772
Hotels, Restaurants & Leisure	0.6	280,203
Auto Components	0.5	226,393
Tobacco	0.4	176,415
Personal Products	0.4	176,257
Electric Utilities	0.3	139,991
Pharmaceuticals	0.3	119,347
Construction Materials	0.2	102,070

Investments	99.0	44,379,559
Short-Term Investments	1.0	455,626

Total Investments	100.0%	$44,835,185

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$19,220,656	$19,487,203	$—	$38,707,859
Preferred Stocks	—	266,025	—	266,025
U.S. Government Obligation	—	5,405,675	—	5,405,675
Other Investment Company	455,626	—	—	455,626

Total Investments	$19,676,282	$25,158,903	$—	$44,835,185

Other Financial Instruments
Futures Contracts (G)	$15,103	$—	$—	$15,103

Total Other Financial Instruments	$15,103	$—	$—	$15,103

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $429,996. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $451,213, representing 1.0% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2019.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	There were no transfers in or out of Level 3 during the period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 7.0%
AGL Energy, Ltd.	8,700	$ 122,165
Alumina, Ltd.	19,439	31,784
AMP, Ltd. (A)	39,169	58,272
APA Group	15,644	118,564
Aristocrat Leisure, Ltd.	8,547	184,254
Atlassian Corp. PLC, Class A (B)	1,638	214,316
Aurizon Holdings, Ltd.	11,993	45,447
AusNet Services	24,729	32,538
Australia & New Zealand Banking Group, Ltd.	38,301	758,221
Bendigo & Adelaide Bank, Ltd. (A)	6,492	52,756
BHP Group PLC	27,920	716,006
BHP Group, Ltd.	38,940	1,124,744
BlueScope Steel, Ltd.	7,353	62,178
Boral, Ltd.	15,801	56,772
Brambles, Ltd.	21,243	192,006
Caltex Australia, Ltd.	3,486	60,546
Challenger, Ltd.	7,730	36,019
CIMIC Group, Ltd.	1,312	41,220
Coca-Cola Amatil, Ltd.	6,946	49,816
Cochlear, Ltd.	766	111,185
Coles Group, Ltd. (B)	15,039	140,891
Commonwealth Bank of Australia (A)	23,130	1,343,642
Computershare, Ltd.	6,865	78,092
Crown Resorts, Ltd.	5,043	44,060
CSL, Ltd.	5,997	904,805
Dexus, REIT	14,990	136,540
Domino’s Pizza Enterprises, Ltd. (A)	848	22,399
Flight Centre Travel Group, Ltd. (A)	786	22,918
Fortescue Metals Group, Ltd.	22,566	142,838
Goodman Group, REIT	21,798	229,910
GPT Group, REIT	24,891	107,424
Harvey Norman Holdings, Ltd. (A)	8,420	24,048
Incitec Pivot, Ltd.	22,419	53,648
Insurance Australia Group, Ltd.	31,466	182,391
LendLease Group	7,794	71,103
Macquarie Group, Ltd.	4,214	370,800
Magellan Financial Group, Ltd.	1,331	47,635
Medibank Pvt, Ltd.	36,746	89,995
Mirvac Group, REIT	50,920	111,845
National Australia Bank, Ltd.	36,137	677,596
Newcrest Mining, Ltd.	10,137	227,281
Oil Search, Ltd.	17,647	87,553
Orica, Ltd.	5,012	71,293
Origin Energy, Ltd.	23,295	119,498
Qantas Airways, Ltd.	12,691	48,092
QBE Insurance Group, Ltd.	18,148	150,659
Ramsay Health Care, Ltd.	1,763	89,374
REA Group, Ltd. (A)	708	47,716
Santos, Ltd.	23,411	116,315
Scentre Group, REIT	71,236	191,961
SEEK, Ltd.	4,802	71,305
Seven Group Holdings, Ltd. (A)	504	6,540
Sonic Healthcare, Ltd.	6,380	121,331
South32, Ltd.	68,245	152,293
Stockland, REIT	33,391	97,712
Suncorp Group, Ltd.	17,249	163,047
Sydney Airport	14,729	83,102
Tabcorp Holdings, Ltd.	15,766	49,234

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Telstra Corp., Ltd.	55,195	$ 149,122
TPG Telecom, Ltd.	3,428	15,492
Transurban Group	28,874	298,667
Treasury Wine Estates, Ltd.	9,607	100,586
Vicinity Centres, REIT	44,265	76,104
Washington H Soul Pattinson & Co., Ltd.	1,650	25,462
Wesfarmers, Ltd.	15,039	381,619
Westpac Banking Corp.	45,219	899,932
Woodside Petroleum, Ltd.	12,405	316,521
Woolworths Group, Ltd.	17,459	407,129

		13,436,329

Austria - 0.3%
ams AG (B)	842	33,050
Andritz AG	1,000	37,694
CA Immobilien Anlagen AG	1,219	44,839
Erste Group Bank AG (B)	4,525	168,196
Immofinanz AG (A) (B)	1,493	38,969
Lenzing AG	178	19,865
OMV AG	1,960	95,643
Raiffeisen Bank International AG	1,826	42,899
Verbund AG	1,248	65,376
voestalpine AG	1,593	49,290
Wienerberger AG	1,671	41,294

		637,115

Belgium - 1.2%
Ackermans & van Haaren NV	335	50,320
Ageas	2,584	134,509
Anheuser-Busch InBev SA	13,084	1,159,821
Colruyt SA	812	47,160
Groupe Bruxelles Lambert SA	1,099	107,983
KBC Group NV	4,529	297,286
Proximus SADP	2,101	62,017
Sofina SA	275	52,487
Solvay SA	962	99,802
Telenet Group Holding NV	763	42,576
UCB SA	1,709	141,918
Umicore SA (A)	2,762	88,699

		2,284,578

Bermuda - 0.0% (C)
Golar LNG, Ltd.	1,919	35,463

Chile - 0.0% (C)
Antofagasta PLC	4,541	53,725

China - 0.1%
ENN Energy Holdings, Ltd.	11,000	107,008
Evergrande Health Industry Group, Ltd. (A) (B)	25,000	27,072
Fosun International, Ltd.	29,000	38,530

		172,610

Denmark - 1.7%
Ambu A/S, B Shares (A)	2,239	36,332
AP Moller - Maersk A/S, Class A	38	44,181
AP Moller - Maersk A/S, Class B (A)	78	96,899
Carlsberg A/S, Class B	1,433	190,265
Chr Hansen Holding A/S	1,296	121,888
Coloplast A/S, Class B	1,570	177,697
Danske Bank A/S	9,277	146,855
Demant A/S (A) (B)	1,435	44,688

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
DSV A/S	2,523	$ 248,142
Genmab A/S (B)	806	148,435
GN Store Nord A/S	1,576	73,654
H. Lundbeck A/S	788	31,176
ISS A/S	2,515	76,018
Novo Nordisk A/S, Class B	22,823	1,164,830
Novozymes A/S, Class B	2,905	135,676
Orsted A/S (D)	2,404	208,195
Pandora A/S	1,457	51,909
Rockwool International A/S, B Shares	23	5,882
Tryg A/S	1,743	56,752
Vestas Wind Systems A/S	2,733	236,437

		3,295,911

Finland - 1.2%
Cargotec OYJ, B Shares	549	20,869
Elisa OYJ	2,093	102,276
Fortum OYJ	5,779	127,904
Huhtamaki OYJ	1,313	54,068
Kesko OYJ, Class B	972	54,150
Kone OYJ, Class B	5,345	315,909
Metso OYJ	1,711	67,320
Neste OYJ	5,118	173,919
Nokia OYJ	75,009	372,945
Nokian Renkaat OYJ (B)	1,569	49,065
Nordea Bank Abp	41,986	305,091
Orion OYJ, Class B	1,398	51,312
Sampo OYJ, Class A	6,289	297,220
Stora Enso OYJ, Class R	7,728	90,955
UPM-Kymmene OYJ	7,116	189,384
Wartsila OYJ Abp	6,050	87,879

		2,360,266

France - 9.7%
Accor SA	2,469	106,142
Aeroports de Paris	431	76,176
Air Liquide SA	5,653	792,151
Airbus SE	7,659	1,087,468
Amundi SA (D)	686	47,967
AXA SA	25,601	673,467
BNP Paribas SA	14,869	707,199
Bollore SA	12,534	55,382
Bouygues SA	2,940	109,047
Bureau Veritas SA	3,612	89,342
Capgemini SE	2,136	265,991
Carrefour SA	7,830	151,407
Christian Dior SE	158	82,948
Cie de Saint-Gobain	7,350	286,888
Cie Generale des Etablissements Michelin SCA	2,390	303,609
CNP Assurances	2,130	48,416
Credit Agricole SA	16,145	193,880
Danone SA	8,330	706,722
Dassault Aviation SA	40	57,578
Dassault Systemes SE	1,844	294,623
Electricite de France SA	4,628	58,422
Engie SA	21,316	323,824
EssilorLuxottica SA	3,462	452,405
Hermes International	392	283,113
Ipsen SA	352	48,103

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Kering SA	997	$ 590,513
Klepierre SA, REIT (A)	2,878	96,620
L’Oreal SA	3,235	922,847
Legrand SA	3,526	258,191
LVMH Moet Hennessy Louis Vuitton SE	3,560	1,517,461
Natixis SA	12,081	48,689
Orange SA	28,440	449,052
Pernod Ricard SA (A)	2,783	513,582
Peugeot SA	7,350	181,382
Publicis Groupe SA	2,899	153,283
Renault SA	2,548	160,433
Safran SA	4,312	632,719
Sanofi	15,160	1,310,527
Schneider Electric SE	7,141	648,622
Societe Generale SA	10,013	253,370
Sodexo SA	1,215	142,238
Thales SA	1,412	174,708
TOTAL SA	33,232	1,864,793
Unibail-Rodamco-Westfield, REIT (A)	1,810	271,567
Valeo SA	3,154	102,725
Veolia Environnement SA	7,466	182,119
Vinci SA	6,857	703,256
Vivendi SA	10,226	281,935

		18,762,902

Germany - 7.4%
1&1 Drillisch AG	271	9,049
adidas AG	2,327	719,472
Allianz SE	5,700	1,376,126
BASF SE	12,132	883,114
Bayer AG	11,910	826,536
Bayerische Motoren Werke AG	4,539	336,451
Beiersdorf AG	1,319	158,544
Commerzbank AG	13,948	100,371
Continental AG	1,425	208,074
Covestro AG (D)	1,901	96,791
Daimler AG	13,165	733,499
Deutsche Bank AG	24,861	191,953
Deutsche Boerse AG	2,569	363,942
Deutsche Lufthansa AG	3,292	56,496
Deutsche Post AG	12,903	424,655
Deutsche Telekom AG	42,859	742,465
Deutsche Wohnen SE	4,728	173,750
E.ON SE	29,141	316,957
Evonik Industries AG	1,980	57,746
Fresenius Medical Care AG & Co. KGaA	2,861	224,940
Fresenius SE & Co. KGaA	5,463	296,630
Hannover Rueck SE	803	130,036
HeidelbergCement AG	1,802	146,029
Henkel AG & Co. KGaA	1,354	124,511
HOCHTIEF AG	280	34,150
Infineon Technologies AG	14,987	265,395
Innogy SE (D)	1,667	79,162
Knorr-Bremse AG	84	9,375
Merck KGaA	1,708	178,869
MTU Aero Engines AG	539	128,594
Muenchener Rueckversicherungs-Gesellschaft AG	1,985	498,897

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
RWE AG	6,922	$ 170,820
SAP SE	13,733	1,888,583
Siemens AG	11,251	1,340,203
Siemens Healthineers AG (D)	919	38,838
Symrise AG	1,119	107,858
Telefonica Deutschland Holding AG	10,753	30,087
thyssenkrupp AG	5,138	75,041
TUI AG	6,023	59,208
United Internet AG (E)	1,692	55,802
Volkswagen AG	417	71,778
Vonovia SE	6,820	326,198
Wirecard AG	1,492	251,550
Zalando SE (B) (D)	1,610	71,542

		14,380,087

Hong Kong - 3.6%
AIA Group, Ltd.	156,800	1,690,931
Alibaba Health Information Technology, Ltd. (A) (B)	40,000	38,298
ASM Pacific Technology, Ltd.	3,800	38,912
Bank of East Asia, Ltd.	19,800	55,377
BOC Hong Kong Holdings, Ltd.	47,500	186,960
Cathay Pacific Airways, Ltd.	14,000	20,930
CK Asset Holdings, Ltd.	38,500	301,347
CK Hutchison Holdings, Ltd.	37,500	369,600
CK Infrastructure Holdings, Ltd.	9,000	73,382
CLP Holdings, Ltd.	25,000	275,840
Dairy Farm International Holdings, Ltd.	4,000	28,600
Galaxy Entertainment Group, Ltd.	33,000	222,393
Hang Lung Properties, Ltd.	20,000	47,565
Hang Seng Bank, Ltd.	9,500	236,512
Henderson Land Development Co., Ltd.	22,000	121,229
HK Electric Investments & HK Electric Investments, Ltd.	38,500	39,424
HKT Trust & HKT, Ltd.	40,000	63,488
Hong Kong & China Gas Co., Ltd.	139,700	309,709
Hong Kong Exchanges & Clearing, Ltd.	15,400	543,657
Hongkong Land Holdings, Ltd.	15,300	98,532
Jardine Matheson Holdings, Ltd.	4,000	252,080
Jardine Strategic Holdings, Ltd.	1,800	68,634
Kerry Properties, Ltd.	9,000	37,786
Link REIT	28,000	344,064
Melco Resorts & Entertainment, Ltd., ADR	2,108	45,786
MTR Corp., Ltd.	20,000	134,656
New World Development Co., Ltd.	79,000	123,569
NWS Holdings, Ltd.	18,000	37,002
Power Assets Holdings, Ltd.	20,000	143,872
Shangri-La Asia, Ltd.	22,000	27,738
Sino Land Co., Ltd.	40,000	67,072
SJM Holdings, Ltd.	32,000	36,413
Sun Hung Kai Properties, Ltd.	18,500	313,760
Swire Pacific, Ltd., Class B	45,000	85,248
Swire Properties, Ltd.	15,400	62,191
Techtronic Industries Co., Ltd.	20,000	153,088
Wharf Holdings, Ltd.	18,000	47,693
Wharf Real Estate Investment Co., Ltd.	17,000	119,789
Wheelock & Co., Ltd.	15,000	107,520
Yue Yuen Industrial Holdings, Ltd.	9,000	24,653

		6,995,300

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.7%
AerCap Holdings NV (B)	1,656	$ 86,129
AIB Group PLC	2,827	11,577
Bank of Ireland Group PLC	13,275	69,480
CRH PLC	11,748	383,833
DCC PLC	1,356	121,150
Flutter Entertainment PLC	1,209	91,062
Glanbia PLC	1,841	29,980
ICON PLC (B)	533	82,066
James Hardie Industries PLC, CDI	5,939	77,936
Kerry Group PLC, Class A	1,633	195,265
Kingspan Group PLC	1,640	89,198
Smurfit Kappa Group PLC	3,619	109,668

		1,347,344

Isle of Man - 0.0% (C)
GVC Holdings PLC	5,923	49,134

Israel - 0.7%
Azrieli Group, Ltd.	647	43,356
Bank Hapoalim BM	16,420	121,819
Bank Leumi Le-Israel BM	21,676	156,559
Bezeq Israeli Telecommunication Corp., Ltd.	33,456	25,327
Check Point Software Technologies, Ltd. (B)	1,839	212,607
CyberArk Software, Ltd. (B)	432	55,227
Elbit Systems, Ltd.	399	59,404
Israel Chemicals, Ltd.	9,070	47,530
Israel Corp., Ltd. (B)	11	2,668
Israel Discount Bank, Ltd., A Shares	21,070	86,075
Mellanox Technologies, Ltd. (B)	549	60,758
Mizrahi Tefahot Bank, Ltd. (B)	3,066	70,724
Nice, Ltd. (B)	993	135,062
Plus500, Ltd.	977	6,491
Teva Pharmaceutical Industries, Ltd., ADR (B)	13,084	120,765
Tower Semiconductor, Ltd. (B)	1,491	22,888
Wix.com, Ltd. (B)	492	69,913

		1,297,173

Italy - 2.1%
A2A SpA	22,472	39,052
Assicurazioni Generali SpA	16,831	317,408
Atlantia SpA	6,289	164,079
Banca Mediolanum SpA	3,892	28,698
Banco BPM SpA (B)	20,285	41,350
Davide Campari-Milano SpA	8,060	79,075
DiaSorin SpA	98	11,394
Enel SpA	102,392	715,949
Eni SpA	33,850	563,038
Ferrari NV	1,679	273,040
FinecoBank Banca Fineco SpA	5,482	61,243
Freni Brembo SpA	2,175	25,091
Intesa Sanpaolo SpA	204,310	437,882
Leonardo SpA	5,321	67,534
Mediobanca Banca di Credito Finanziario SpA	8,379	86,508
Moncler SpA	2,275	97,413
Poste Italiane SpA (D)	6,637	69,989
Prada SpA	2,700	8,346
Prysmian SpA (A)	3,651	75,463
Recordati SpA	1,472	61,454
Saipem SpA (B)	5,021	25,016
Snam SpA	30,190	150,277

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Telecom Italia SpA (B)	134,908	$ 73,775
Telecom Italia SpA	93,614	48,624
Terna Rete Elettrica Nazionale SpA	19,603	125,014
UniCredit SpA	27,441	338,310
Unione di Banche Italiane SpA (A)	13,725	37,512
UnipolSai Assicurazioni SpA (A)	14,683	37,773

		4,060,307

Japan - 25.9%
Acom Co., Ltd.	6,000	21,608
Activia Properties, Inc., REIT	20	87,061
Advance Residence Investment Corp., REIT	20	59,495
Advantest Corp.	2,000	55,040
Aeon Co., Ltd.	11,800	202,727
AEON Financial Service Co., Ltd.	2,000	32,207
Aeon Mall Co., Ltd.	2,000	30,110
AGC, Inc.	4,000	138,296
Air Water, Inc.	2,100	35,942
Aisin Seiki Co., Ltd.	2,000	68,869
Ajinomoto Co., Inc.	7,800	135,237
Alfresa Holdings Corp.	3,800	93,748
Alps Alpine Co., Ltd.	2,100	35,396
Amada Holdings Co., Ltd.	6,000	67,552
ANA Holdings, Inc.	2,000	66,234
Aozora Bank, Ltd.	2,000	48,004
Asahi Group Holdings, Ltd. (A)	6,000	269,816
Asahi Intecc Co., Ltd.	2,800	68,973
Asahi Kasei Corp.	19,700	210,000
Asics Corp.	2,100	22,746
Astellas Pharma, Inc.	27,200	387,526
Azbil Corp.	3,200	78,173
Bandai Namco Holdings, Inc.	3,400	165,045
Bank of Kyoto, Ltd.	200	7,732
Benesse Holdings, Inc.	1,800	41,901
Bridgestone Corp. (A)	8,500	334,667
Brother Industries, Ltd.	4,000	75,552
Calbee, Inc.	2,000	53,982
Canon, Inc. (A)	13,700	400,039
Capcom Co., Ltd.	900	18,060
Casio Computer Co., Ltd.	4,000	49,675
Central Japan Railway Co.	2,400	480,713
Chiba Bank, Ltd.	12,200	59,562
Chubu Electric Power Co., Inc.	9,800	137,486
Chugai Pharmaceutical Co., Ltd. (A)	2,100	137,219
Chugoku Bank, Ltd.	2,100	18,517
Chugoku Electric Power Co., Inc.	4,000	50,418
Citizen Watch Co., Ltd.	4,000	20,531
Coca-Cola Bottlers Japan Holdings, Inc. (A)	2,000	50,659
COMSYS Holdings Corp.	2,100	53,250
Concordia Financial Group, Ltd.	17,400	64,761
Cosmos Pharmaceutical Corp.	200	33,952
Credit Saison Co., Ltd.	2,100	24,579
CyberAgent, Inc.	1,500	54,367
Dai Nippon Printing Co., Ltd.	400	8,524
Dai-ichi Life Holdings, Inc.	15,800	238,305
Daicel Corp.	3,800	33,789
Daifuku Co., Ltd.	1,800	101,077
Daiichi Sankyo Co., Ltd.	7,800	407,954

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Daikin Industries, Ltd.	4,000	$ 522,183
Daito Trust Construction Co., Ltd.	1,100	140,231
Daiwa House Industry Co., Ltd.	9,500	276,958
Daiwa House Investment Corp., REIT	25	60,354
Daiwa Securities Group, Inc.	19,900	87,199
DeNA Co., Ltd.	2,000	38,333
Denso Corp.	7,300	307,137
Dentsu, Inc.	3,700	129,126
DIC Corp. (A)	2,000	52,794
Disco Corp.	300	49,230
East Japan Railway Co.	6,000	561,351
Ebara Corp.	1,500	40,709
Eisai Co., Ltd.	4,000	226,137
Electric Power Development Co., Ltd., Class C	2,000	45,443
Ezaki Glico Co., Ltd.	300	13,366
FamilyMart UNY Holdings Co., Ltd.	4,300	102,651
Fancl Corp.	900	22,137
FANUC Corp.	2,300	425,459
Fast Retailing Co., Ltd.	800	483,609
Fuji Electric Co., Ltd.	1,300	44,826
FUJIFILM Holdings Corp.	6,000	304,232
Fujitsu, Ltd.	2,000	139,447
Fukuoka Financial Group, Inc.	3,400	62,074
Furukawa Electric Co., Ltd.	1,400	40,997
GLP J-REIT	48	54,709
GMO Payment Gateway, Inc.	400	27,511
GungHo Online Entertainment, Inc. (A)	440	12,170
Gunma Bank, Ltd.	6,000	20,995
H2O Retailing Corp.	2,000	23,056
Hachijuni Bank, Ltd.	7,800	31,782
Hakuhodo DY Holdings, Inc.	4,000	67,347
Hamamatsu Photonics KK	1,800	70,085
Hankyu Hanshin Holdings, Inc.	4,000	143,308
Harmonic Drive Systems, Inc. (A)	300	11,570
Haseko Corp.	4,000	40,468
Hikari Tsushin, Inc.	300	65,407
Hino Motors, Ltd.	4,000	33,674
Hirose Electric Co., Ltd.	200	22,313
Hisamitsu Pharmaceutical Co., Inc.	1,400	55,291
Hitachi Chemical Co., Ltd.	1,800	48,884
Hitachi Construction Machinery Co., Ltd.	2,000	52,014
Hitachi High-Technologies Corp.	1,100	56,562
Hitachi Metals, Ltd. (A)	2,100	23,721
Hitachi, Ltd.	11,800	432,506
Hokuhoku Financial Group, Inc.	2,000	20,791
Hokuriku Electric Power Co. (B)	4,000	28,996
Honda Motor Co., Ltd.	23,600	610,043
Hoshizaki Corp.	700	52,107
House Foods Group, Inc.	1,800	67,579
Hoya Corp.	5,300	406,035
Hulic Co., Ltd.	6,000	48,227
Ibiden Co., Ltd.	2,000	35,010
Idemitsu Kosan Co., Ltd.	2,900	87,210
IHI Corp.	2,000	48,209
Iida Group Holdings Co., Ltd.	2,100	33,915
Inpex Corp.	13,700	123,509
Isetan Mitsukoshi Holdings, Ltd.	6,000	48,673
Isuzu Motors, Ltd.	7,800	88,831

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Ito En, Ltd.	1,400	$ 65,231
ITOCHU Corp.	21,100	403,532
Itochu Techno-Solutions Corp.	400	10,254
Itoham Yonekyu Holdings, Inc.	2,100	14,307
Iyo Bank, Ltd.	4,000	20,197
Izumi Co., Ltd.	300	12,126
J. Front Retailing Co., Ltd.	4,000	45,851
Japan Airlines Co., Ltd.	1,800	57,522
Japan Airport Terminal Co., Ltd.	1,500	63,973
Japan Exchange Group, Inc.	7,700	122,354
Japan Hotel Investment Corp., REIT	67	53,978
Japan Post Bank Co., Ltd.	6,000	60,924
Japan Post Holdings Co., Ltd.	9,100	103,044
Japan Prime Realty Investment Corp., REIT	20	86,690
Japan Real Estate Investment Corp., REIT	20	121,775
Japan Retail Fund Investment Corp., REIT	40	80,936
Japan Tobacco, Inc. (A)	15,100	333,492
JFE Holdings, Inc.	7,800	114,567
JGC Corp.	4,000	54,873
JSR Corp.	2,100	33,155
JTEKT Corp.	4,000	48,487
JXTG Holdings, Inc.	43,100	213,780
K’s Holdings Corp.	4,100	38,702
Kagome Co., Ltd.	2,000	46,501
Kajima Corp.	7,900	108,374
Kakaku.com, Inc.	1,400	27,028
Kansai Electric Power Co., Inc.	11,800	135,206
Kansai Paint Co., Ltd.	4,000	83,869
Kao Corp. (A)	6,000	457,212
Kawasaki Heavy Industries, Ltd.	2,000	47,021
KDDI Corp.	22,500	572,942
Keihan Holdings Co., Ltd.	100	4,358
Keikyu Corp.	1,800	30,991
Keio Corp.	900	59,226
Keisei Electric Railway Co., Ltd.	2,100	76,504
Kewpie Corp.	1,800	39,779
Keyence Corp.	1,200	736,551
Kikkoman Corp.	2,000	87,061
Kinden Corp.	2,100	32,180
Kintetsu Group Holdings Co., Ltd.	2,100	100,575
Kirin Holdings Co., Ltd. (A)	11,800	254,477
Kobayashi Pharmaceutical Co., Ltd. (A)	500	35,781
Kobe Steel, Ltd.	6,000	39,261
Koito Manufacturing Co., Ltd.	2,000	106,738
Komatsu, Ltd.	13,300	320,958
Konami Holdings Corp.	1,700	79,683
Konica Minolta, Inc.	7,800	75,944
Kose Corp.	300	50,316
Kubota Corp.	15,600	259,614
Kuraray Co., Ltd.	4,000	47,782
Kurita Water Industries, Ltd.	2,000	49,657
Kyocera Corp.	4,100	267,714
Kyowa Hakko Kirin Co., Ltd. (A)	4,000	71,988
Kyushu Electric Power Co., Inc.	6,000	58,920
Kyushu Financial Group, Inc.	6,000	23,724
Kyushu Railway Co.	2,000	58,288
LINE Corp. (A) (B)	600	16,790
Lion Corp.	4,000	74,513

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
LIXIL Group Corp.	4,000	$ 63,263
M3, Inc.	4,900	89,550
Mabuchi Motor Co., Ltd. (A)	200	6,841
Makita Corp.	4,000	135,883
Marubeni Corp.	23,600	156,180
Marui Group Co., Ltd.	3,900	79,419
Maruichi Steel Tube, Ltd.	1,800	50,004
Matsumotokiyoshi Holdings Co., Ltd.	800	23,390
Mazda Motor Corp.	7,800	81,410
McDonald’s Holdings Co. Japan, Ltd. (A)	1,500	66,131
Mebuki Financial Group, Inc.	13,700	35,731
Medipal Holdings Corp.	2,100	46,370
MEIJI Holdings Co., Ltd.	2,000	142,937
Mercari, Inc. (B)	500	13,263
Minebea Mitsumi, Inc.	6,000	101,634
MISUMI Group, Inc.	4,100	102,823
Mitsubishi Chemical Holdings Corp.	19,700	137,611
Mitsubishi Corp.	21,600	569,371
Mitsubishi Electric Corp.	29,500	388,533
Mitsubishi Estate Co., Ltd.	17,800	331,251
Mitsubishi Gas Chemical Co., Inc.	3,800	50,648
Mitsubishi Heavy Industries, Ltd.	4,000	174,160
Mitsubishi Materials Corp.	2,000	56,896
Mitsubishi Motors Corp.	9,800	46,935
Mitsubishi Tanabe Pharma Corp.	4,000	44,552
Mitsubishi UFJ Financial Group, Inc.	173,400	824,028
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	41,338
Mitsui & Co., Ltd.	23,000	374,438
Mitsui Chemicals, Inc.	4,000	99,016
Mitsui Fudosan Co., Ltd.	13,700	332,200
Mitsui O.S.K. Lines, Ltd.	2,000	47,875
Miura Co., Ltd.	1,000	30,861
Mizuho Financial Group, Inc.	335,500	486,092
MonotaRO Co., Ltd.	2,300	56,059
Morinaga & Co., Ltd.	100	4,873
MS&AD Insurance Group Holdings, Inc.	7,300	231,725
Murata Manufacturing Co., Ltd.	8,000	359,384
Nabtesco Corp. (A)	2,000	55,578
Nagoya Railroad Co., Ltd.	4,100	113,441
Nankai Electric Railway Co., Ltd.	200	4,864
NEC Corp.	4,200	165,287
Nexon Co., Ltd. (B)	5,200	75,389
NGK Insulators, Ltd.	4,000	58,326
NGK Spark Plug Co., Ltd.	2,000	37,535
NH Foods, Ltd.	400	17,134
NHK Spring Co., Ltd.	4,000	30,889
Nichirei Corp.	2,000	47,466
Nidec Corp.	3,800	519,352
Nihon M&A Center, Inc.	2,300	55,162
Nikon Corp.	6,000	84,871
Nintendo Co., Ltd.	1,500	549,796
Nippon Building Fund, Inc., REIT	20	136,996
Nippon Electric Glass Co., Ltd. (A)	1,700	43,060
Nippon Express Co., Ltd.	1,600	85,094
Nippon Paint Holdings Co., Ltd. (A)	2,100	81,474
Nippon Paper Industries Co., Ltd.	2,000	35,419
Nippon Prologis, Inc., REIT	43	99,338
Nippon Shinyaku Co., Ltd.	600	42,324

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Shokubai Co., Ltd.	200	$ 13,217
Nippon Steel Corp.	12,300	211,089
Nippon Telegraph & Telephone Corp.	8,500	395,809
Nippon Yusen KK	2,000	32,096
Nissan Chemical Corp.	1,800	81,112
Nissan Motor Co., Ltd.	31,300	224,161
Nisshin Seifun Group, Inc.	4,000	91,294
Nissin Foods Holdings Co., Ltd.	1,600	103,063
Nitori Holdings Co., Ltd.	1,300	172,304
Nitto Denko Corp.	1,900	93,766
NOK Corp.	2,000	29,961
Nomura Holdings, Inc.	44,800	157,761
Nomura Real Estate Holdings, Inc.	2,000	42,992
Nomura Real Estate Master Fund, Inc., REIT	61	93,816
Nomura Research Institute, Ltd.	5,400	86,558
NSK, Ltd.	6,000	53,462
NTT Data Corp.	7,800	103,889
NTT DOCOMO, Inc.	14,800	345,136
Obayashi Corp.	9,800	96,508
OBIC Business Consultants Co., Ltd.	300	13,602
OBIC Co., Ltd.	1,000	113,236
Odakyu Electric Railway Co., Ltd.	4,000	97,902
OJI Holdings Corp.	15,900	91,793
Olympus Corp.	16,000	177,613
Omron Corp.	3,200	166,920
Ono Pharmaceutical Co., Ltd.	7,300	130,904
Open House Co., Ltd.	300	12,280
Oracle Corp.	200	14,609
Oriental Land Co., Ltd.	3,100	383,831
ORIX Corp.	17,800	265,662
ORIX, Inc., REIT	41	74,815
Osaka Gas Co., Ltd.	4,000	69,686
Otsuka Corp.	1,100	44,259
Otsuka Holdings Co., Ltd. (A)	7,800	254,546
PALTAC Corp.	200	10,989
Pan Pacific International Holdings Corp.	2,000	126,972
Panasonic Corp.	32,700	272,429
Park24 Co., Ltd.	2,000	46,575
PeptiDream, Inc. (B)	1,500	76,712
Persol Holdings Co., Ltd.	2,100	49,333
Pigeon Corp.	2,000	80,472
Pola Orbis Holdings, Inc.	1,500	41,906
Rakuten, Inc.	11,700	139,001
Recruit Holdings Co., Ltd.	21,300	710,527
Relo Group, Inc.	2,000	50,362
Renesas Electronics Corp. (B)	8,500	42,208
Resona Holdings, Inc.	29,500	122,830
Ricoh Co., Ltd.	9,800	97,873
Rohm Co., Ltd.	1,500	100,798
Rohto Pharmaceutical Co., Ltd.	900	24,425
Ryohin Keikaku Co., Ltd.	300	54,186
Sankyu, Inc.	200	10,507
Santen Pharmaceutical Co., Ltd.	6,000	99,406
SBI Holdings, Inc.	3,800	94,065
SCREEN Holdings Co., Ltd.	400	16,688
Secom Co., Ltd.	3,300	284,056
Sega Sammy Holdings, Inc.	2,100	25,514
Seibu Holdings, Inc.	4,000	66,679

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Seiko Epson Corp.	4,000	$ 63,301
Seino Holdings Co., Ltd.	1,200	15,983
Sekisui Chemical Co., Ltd.	5,800	87,102
Sekisui House, Ltd.	7,800	128,540
Seria Co., Ltd. (A)	300	6,931
Seven & i Holdings Co., Ltd.	9,900	335,207
Seven Bank, Ltd.	9,900	25,912
SG Holdings Co., Ltd.	2,500	70,888
Sharp Corp. (A)	2,000	21,942
Shikoku Electric Power Co., Inc.	2,100	19,413
Shimadzu Corp.	4,000	98,088
Shimamura Co., Ltd.	200	14,943
Shimano, Inc.	1,300	193,419
Shimizu Corp.	9,800	81,409
Shin-Etsu Chemical Co., Ltd.	5,500	512,275
Shinsei Bank, Ltd.	2,000	31,056
Shionogi & Co., Ltd.	4,000	230,518
Shiseido Co., Ltd.	5,500	414,567
Shizuoka Bank, Ltd.	2,300	16,950
Showa Denko KK (A)	2,000	58,845
Skylark Holdings Co., Ltd. (A)	2,000	34,917
SMC Corp.	900	335,558
Softbank Corp.	18,600	241,607
SoftBank Group Corp.	22,800	1,093,020
Sohgo Security Services Co., Ltd.	1,800	83,033
Sojitz Corp.	15,900	51,062
Sompo Holdings, Inc.	5,500	212,414
Sony Corp.	16,900	885,940
Sony Financial Holdings, Inc.	2,000	48,042
Square Enix Holdings Co., Ltd.	1,500	48,032
Stanley Electric Co., Ltd.	2,000	49,155
Subaru Corp.	7,800	189,606
Sumco Corp. (A)	2,100	24,988
Sumitomo Chemical Co., Ltd.	19,500	90,496
Sumitomo Corp.	17,600	266,679
Sumitomo Dainippon Pharma Co., Ltd.	2,100	39,821
Sumitomo Electric Industries, Ltd.	9,900	129,975
Sumitomo Heavy Industries, Ltd.	100	3,439
Sumitomo Metal Mining Co., Ltd.	2,500	74,694
Sumitomo Mitsui Financial Group, Inc.	18,900	667,657
Sumitomo Mitsui Trust Holdings, Inc.	6,000	217,524
Sumitomo Realty & Development Co., Ltd.	3,700	132,148
Sumitomo Rubber Industries, Ltd. (A)	2,100	24,286
Sundrug Co., Ltd.	1,500	40,598
Suntory Beverage & Food, Ltd.	2,000	86,969
Suzuken Co., Ltd.	1,600	93,856
Suzuki Motor Corp.	6,000	282,012
Sysmex Corp.	2,000	130,444
T&D Holdings, Inc.	7,800	84,668
Taiheiyo Cement Corp.	2,000	60,516
Taisei Corp.	3,200	116,280
Taisho Pharmaceutical Holdings Co., Ltd.	400	30,704
Taiyo Nippon Sanso Corp.	3,700	78,574
Taiyo Yuden Co., Ltd. (A)	1,500	27,914
Takashimaya Co., Ltd.	300	3,288
Takeda Pharmaceutical Co., Ltd.	19,600	695,478
TDK Corp.	1,800	139,335
Teijin, Ltd.	2,100	35,806

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Terumo Corp.	8,000	$ 238,352
THK Co., Ltd. (A)	2,000	47,800
TIS, Inc.	800	40,765
Tobu Railway Co., Ltd.	4,000	116,577
Toho Co., Ltd.	2,000	85,019
Toho Gas Co., Ltd.	700	25,761
Tohoku Electric Power Co., Inc.	6,000	60,646
Tokai Carbon Co., Ltd. (A)	2,600	27,125
Tokio Marine Holdings, Inc.	9,800	491,092
Tokyo Electric Power Co. Holdings, Inc. (B)	11,800	61,552
Tokyo Electron, Ltd.	2,000	280,676
Tokyo Gas Co., Ltd.	4,000	94,208
Tokyo Tatemono Co., Ltd. (A)	4,000	44,440
Tokyu Corp.	7,800	138,350
Tokyu Fudosan Holdings Corp.	8,700	48,046
Toray Industries, Inc.	21,600	164,235
Toshiba Corp.	8,100	252,232
Tosoh Corp.	1,700	23,905
TOTO, Ltd.	2,000	78,986
Toyo Seikan Group Holdings, Ltd.	1,800	35,719
Toyo Suisan Kaisha, Ltd.	2,000	82,421
Toyoda Gosei Co., Ltd.	2,000	39,001
Toyota Boshoku Corp.	2,000	26,248
Toyota Industries Corp.	2,000	110,080
Toyota Motor Corp.	35,000	2,172,638
Toyota Tsusho Corp.	4,000	121,218
Trend Micro, Inc.	2,000	89,196
Tsumura & Co.	1,700	47,415
Tsuruha Holdings, Inc.	300	27,733
Ube Industries, Ltd.	2,000	41,470
Unicharm Corp.	6,000	180,657
United Urban Investment Corp., REIT	40	67,050
USS Co., Ltd.	4,000	78,819
Welcia Holdings Co., Ltd.	300	12,210
West Japan Railway Co.	2,000	161,797
Yahoo Japan Corp.	17,800	52,207
Yakult Honsha Co., Ltd.	1,800	106,089
Yamada Denki Co., Ltd.	11,800	52,242
Yamaha Corp.	2,000	95,044
Yamaha Motor Co., Ltd. (A)	4,000	71,097
Yamato Holdings Co., Ltd.	6,000	122,016
Yamazaki Baking Co., Ltd.	2,000	30,239
Yaskawa Electric Corp.	4,000	135,883
Yokogawa Electric Corp.	4,000	78,411
Yokohama Rubber Co., Ltd. (A)	2,000	36,755
Zensho Holdings Co., Ltd.	1,800	36,588
Zeon Corp.	800	8,888
ZOZO, Inc. (A)	2,400	44,975

		50,170,175

Luxembourg - 0.2%
ArcelorMittal	8,358	149,777
Aroundtown SA	3,457	28,526
Millicom International Cellular SA, SDR	832	46,854
SES SA	5,272	82,552
Tenaris SA	6,211	81,411

		389,120

	Shares	Value
COMMON STOCKS (continued)
Macau - 0.1%
MGM China Holdings, Ltd.	12,800	$ 21,758
Sands China, Ltd.	30,800	147,249
Wynn Macau, Ltd.	20,800	46,592

		215,599

Mexico - 0.0% (C)
Fresnillo PLC (A)	2,434	26,957

Netherlands - 4.7%
ABN AMRO Bank NV, CVA (D)	5,503	117,910
Adyen NV (B) (D)	285	220,245
Aegon NV	18,712	93,292
Akzo Nobel NV	2,978	280,261
ASML Holding NV	5,727	1,198,336
EXOR NV	1,315	92,247
Heineken Holding NV	1,587	166,812
Heineken NV	2,861	319,751
ING Groep NV	50,501	586,378
Koninklijke Ahold Delhaize NV	16,226	365,461
Koninklijke DSM NV	2,411	298,452
Koninklijke KPN NV	56,239	172,921
Koninklijke Philips NV	12,489	543,085
NN Group NV	4,047	163,149
NXP Semiconductors NV	3,722	363,304
QIAGEN NV (B)	3,069	124,736
Randstad NV	1,688	92,847
Royal Dutch Shell PLC, Class A	61,260	2,005,665
Royal Dutch Shell PLC, Class B	46,573	1,529,848
Wolters Kluwer NV	3,739	272,596

		9,007,296

New Zealand - 0.4%
a2 Milk Co., Ltd. (B)	10,063	99,152
Air New Zealand, Ltd.	11,744	20,903
Auckland International Airport, Ltd.	15,160	100,295
Contact Energy, Ltd.	12,756	68,541
Fisher & Paykel Healthcare Corp., Ltd.	8,982	93,266
Fletcher Building, Ltd.	12,611	41,080
Meridian Energy, Ltd.	22,744	72,561
Ryman Healthcare, Ltd.	8,243	65,053
SkyCity Entertainment Group, Ltd.	12,873	32,769
Spark New Zealand, Ltd.	28,532	76,654
Synlait Milk, Ltd. (B)	803	4,962
Xero, Ltd. (B)	1,041	43,787
Z Energy, Ltd.	7,875	33,428

		752,451

Norway - 0.9%
Adevinta ASA, B Shares (B)	3,952	43,571
AKER BP ASA	1,757	50,406
DNB ASA	12,611	234,735
Elkem ASA (D)	772	2,175
Entra ASA (D)	2,454	37,705
Equinor ASA	15,102	298,372
Gjensidige Forsikring ASA	3,083	62,122
Leroy Seafood Group ASA	1,076	7,123
Marine Harvest ASA (B)	5,843	136,685
Norsk Hydro ASA	18,599	66,534
Norwegian Finans Holding ASA (B)	2,362	17,176
Orkla ASA	12,335	109,490

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Salmar ASA	384	$ 16,705
Schibsted ASA, B Shares	2,766	72,150
SpareBank 1 SR-Bank ASA	3,303	40,251
Storebrand ASA	7,336	53,931
Telenor ASA	9,348	198,559
TGS NOPEC Geophysical Co. ASA	1,511	42,391
Tomra Systems ASA	641	21,081
Yara International ASA	2,411	117,015

		1,628,177

Portugal - 0.2%
Banco Comercial Portugues SA, R Shares	148,182	45,883
EDP - Energias de Portugal SA	34,493	131,276
Galp Energia SGPS SA	6,791	104,597
Jeronimo Martins SGPS SA	3,893	62,798

		344,554

Singapore - 1.5%
Ascendas, REIT	39,600	91,320
CapitaLand Commercial Trust, REIT	42,700	68,487
CapitaLand Mall Trust, REIT	41,100	79,894
CapitaLand, Ltd.	35,000	91,319
City Developments, Ltd.	7,800	54,596
ComfortDelGro Corp., Ltd.	29,500	57,999
DBS Group Holdings, Ltd.	23,600	452,830
Genting Singapore, Ltd.	76,600	52,088
Golden Agri-Resources, Ltd.	94,300	20,213
Jardine Cycle & Carriage, Ltd.	1,800	48,201
Keppel Corp., Ltd.	21,600	106,328
Mapletree Commercial Trust, REIT	31,500	48,660
Oversea-Chinese Banking Corp., Ltd.	51,800	436,468
SATS, Ltd.	11,600	44,756
Sea, Ltd., ADR (A) (B)	1,976	65,643
Sembcorp Industries, Ltd.	13,700	24,404
Singapore Airlines, Ltd.	6,700	45,906
Singapore Exchange, Ltd.	13,700	80,198
Singapore Press Holdings, Ltd.	23,600	42,562
Singapore Technologies Engineering, Ltd.	21,600	66,096
Singapore Telecommunications, Ltd.	103,900	268,783
Suntec Real Estate Investment Trust	37,500	53,771
United Overseas Bank, Ltd.	18,700	361,160
UOL Group, Ltd.	8,100	45,201
Venture Corp., Ltd.	3,800	45,753
Wilmar International, Ltd.	48,900	133,730

		2,886,366

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	3,664	146,499
Aena SME SA (D)	981	194,722
Amadeus IT Group SA	5,844	463,598
Banco Bilbao Vizcaya Argentaria SA	86,927	486,746
Banco de Sabadell SA	74,735	77,534
Banco Santander SA	206,785	960,904
Bankia SA	13,586	32,150
CaixaBank SA	47,438	136,028
Endesa SA (A)	4,191	107,911
Ferrovial SA	6,639	170,187
Grifols SA	3,786	112,099
Grifols SA, ADR	3,832	80,855
Iberdrola SA	79,973	798,348

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Industria de Diseno Textil SA	14,102	$ 424,770
Mapfre SA	13,382	39,181
Naturgy Energy Group SA	4,568	126,045
Red Electrica Corp. SA	5,841	121,826
Repsol SA	16,876	264,926
Siemens Gamesa Renewable Energy SA	1,902	31,667
Telefonica SA	60,524	497,706

		5,273,702

Sweden - 2.8%
Alfa Laval AB	3,937	85,969
Assa Abloy AB, Class B	13,076	295,817
Atlas Copco AB, A Shares	8,014	256,360
Atlas Copco AB, B Shares	5,694	163,489
Axfood AB	1,609	31,865
Boliden AB	3,651	93,437
Castellum AB	3,776	72,259
Electrolux AB, Series B	3,150	80,565
Elekta AB, B Shares	4,916	71,370
Epiroc AB, Class A	7,998	83,340
Epiroc AB, Class B	5,683	56,339
Essity AB, Class B	8,006	246,267
Fabege AB	1,109	16,704
Fastighets AB Balder, B Shares (B)	1,360	45,587
Getinge AB, Class B	3,006	47,399
Hennes & Mauritz AB, B Shares	10,960	195,334
Hexagon AB, B Shares	3,509	194,999
Hexpol AB	3,454	28,162
Holmen AB, B Shares	425	9,074
Hufvudstaden AB, A Shares	1,697	28,880
Husqvarna AB, B Shares (A)	5,720	53,549
ICA Gruppen AB	1,069	45,994
Industrivarden AB, A Shares	2,086	47,619
Industrivarden AB, Class C	2,407	53,390
Intrum AB (A)	987	25,361
Investment AB Latour, B Shares (A)	1,905	28,108
Investor AB, B Shares	5,955	286,319
Kinnevik AB, B Shares	3,150	81,991
L E Lundbergforetagen AB, B Shares	1,084	40,611
Lundin Petroleum AB (A)	2,315	71,834
Nibe Industrier AB, B Shares	5,549	81,307
Saab AB, B Shares (A)	1,136	37,001
Sandvik AB	14,514	266,872
Securitas AB, B Shares	4,379	76,883
Skandinaviska Enskilda Banken AB, Class A	22,272	206,248
Skanska AB, Class B	5,337	96,464
SKF AB, Class B	4,989	91,814
Spotify Technology SA (B)	653	95,482
SSAB AB, B Shares	10,746	32,731
Svenska Cellulosa AB SCA, Class B (A)	8,296	72,157
Svenska Handelsbanken AB, A Shares	20,426	202,274
Swedbank AB, Class A	12,325	185,243
Swedish Match AB	2,407	101,695
Swedish Orphan Biovitrum AB (B)	2,393	46,128
Tele2 AB, Class B	6,820	99,600
Telefonaktiebolaget LM Ericsson, B Shares	37,485	355,934
Telia Co. AB	36,062	160,289
Trelleborg AB, B Shares	3,223	45,801
Volvo AB, Class B	18,794	298,473

		5,390,388

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 8.7%
ABB, Ltd.	25,595	$ 514,263
Alcon, Inc. (B)	6,678	412,872
Chocoladefabriken Lindt & Spruengli AG	21	153,031
Cie Financiere Richemont SA	6,979	592,965
Credit Suisse Group AG (B)	32,264	387,333
Geberit AG	492	230,105
Givaudan SA	98	277,013
Glencore PLC	159,135	553,619
Keuhne & Nagel International AG	784	116,514
LafargeHolcim, Ltd. (B)	6,366	311,248
Lonza Group AG (B)	981	331,427
Nestle SA	40,216	4,168,440
Novartis AG	33,390	3,054,757
Partners Group Holding AG	255	200,600
Roche Holding AG	9,575	2,696,759
Schindler Holding AG	824	181,859
SGS SA	78	198,960
Sika AG	1,897	324,144
STMicroelectronics NV	8,831	156,885
Swatch Group AG	1,439	135,884
Swiss Re AG	4,290	436,656
Swisscom AG (A)	355	178,447
UBS Group AG (B)	50,768	604,009
Zurich Insurance Group AG	1,999	696,882

		16,914,672

United Arab Emirates - 0.0% (C)
Borr Drilling, Ltd. (B)	422	4,083
NMC Health PLC (A)	1,121	34,284

		38,367

United Kingdom - 14.3%
3i Group PLC	12,976	183,890
Admiral Group PLC	3,402	95,600
Anglo American PLC	18,608	531,552
Ashtead Group PLC	6,705	192,344
Associated British Foods PLC	4,705	147,486
AstraZeneca PLC	16,700	1,368,339
Aviva PLC	53,324	282,660
Babcock International Group PLC	6,809	39,707
BAE Systems PLC	42,255	266,416
Barclays PLC	210,937	402,152
Barratt Developments PLC	13,571	98,898
Berkeley Group Holdings PLC	1,902	90,315
BP PLC	260,842	1,821,208
British American Tobacco PLC	29,788	1,042,179
British Land Co. PLC, REIT	13,480	92,368
BT Group PLC	109,445	273,650
Bunzl PLC	4,603	121,676
Burberry Group PLC	5,595	132,588
Centrica PLC	74,539	83,273
CNH Industrial NV	13,269	136,269
Coca-Cola European Partners PLC (B)	3,482	196,733
Compass Group PLC	21,106	506,879
ConvaTec Group PLC (D)	9,689	17,979
Croda International PLC	333	21,699
Diageo PLC	32,071	1,381,239
Direct Line Insurance Group PLC	18,328	77,396
DS Smith PLC	12,430	57,346

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
easyJet PLC	3,605	$ 43,734
Experian PLC	12,236	371,255
Farfetch, Ltd., Class A (A) (B)	511	10,629
Ferguson PLC (B)	3,206	228,495
Fiat Chrysler Automobiles NV	14,538	203,074
G4S PLC	20,741	54,906
GlaxoSmithKline PLC	64,625	1,296,726
Hammerson PLC, REIT	11,257	39,700
Hargreaves Lansdown PLC	3,336	81,475
HSBC Holdings PLC	264,341	2,209,988
IMI PLC	3,631	47,968
Imperial Brands PLC	12,738	299,397
Informa PLC	17,448	185,421
InterContinental Hotels Group PLC	2,513	165,416
International Consolidated Airlines Group SA	9,929	60,264
Intertek Group PLC	2,138	149,711
ITV PLC	48,981	67,325
J Sainsbury PLC	22,927	57,177
Johnson Matthey PLC	2,647	112,149
Kingfisher PLC	29,293	80,117
Land Securities Group PLC, REIT	10,147	107,600
Legal & General Group PLC	77,886	267,143
Lloyds Banking Group PLC	943,594	679,596
London Stock Exchange Group PLC	4,195	292,896
Marks & Spencer Group PLC	26,485	71,022
Melrose Industries PLC	54,589	125,646
Merlin Entertainments PLC (D)	9,740	55,671
Micro Focus International PLC	4,807	126,273
Mondi PLC	4,939	112,517
National Grid PLC	47,647	506,832
Next PLC	1,882	132,360
Ocado Group PLC (B)	7,122	105,779
Pearson PLC (A)	10,498	109,478
Persimmon PLC	4,137	105,145
Prudential PLC	34,099	744,706
Reckitt Benckiser Group PLC	8,944	707,341
RELX PLC	27,188	660,728
Rentokil Initial PLC	24,605	124,476
Rio Tinto PLC	14,997	931,526
Rio Tinto, Ltd.	4,925	358,607
Rolls-Royce Holdings PLC	24,617	263,298
Royal Bank of Scotland Group PLC	44,002	123,091
Royal Mail PLC	12,540	33,819
RSA Insurance Group PLC	13,666	100,321
Sage Group PLC	15,207	155,296
Schroders PLC	1,551	60,206
Segro PLC, REIT	291	2,704
Severn Trent PLC	3,210	83,668
Smith & Nephew PLC	11,841	256,944
Smiths Group PLC	5,217	103,911
SSE PLC	13,536	193,290
St. James’s Place PLC	7,124	99,553
Standard Chartered PLC	36,354	330,444
Standard Life Aberdeen PLC	31,117	116,669
Subsea 7 SA	3,608	43,439
Taylor Wimpey PLC	43,981	88,300
Tesco PLC	128,677	371,260
Unilever NV, CVA	22,539	1,374,747

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC	15,788	$ 983,471
United Utilities Group PLC	9,069	90,352
Vodafone Group PLC	351,112	577,880
Weir Group PLC	3,438	67,668
Whitbread PLC	2,449	144,279
WM Morrison Supermarkets PLC	31,581	80,949
WPP PLC	16,984	214,037

		27,711,706

United States - 0.1%
Carnival PLC	2,897	128,271
Flex, Ltd. (B)	7,766	74,320
International Flavors & Fragrances, Inc.	1	122
International Game Technology PLC (A)	1,506	19,533
Stratasys, Ltd. (B)	440	12,923

		235,169

Total Common Stocks (Cost $186,740,251)		190,152,943

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 6.25% (F)	502	31,214
Henkel AG & Co. KGaA, 2.10% (F)	2,352	230,401
Porsche Automobil Holding SE, 3.78% (F)	2,057	133,851
Sartorius AG, 0.35% (F)	381	78,229
Volkswagen AG, 3.16% (F)	2,445	412,699

Total Preferred Stocks (Cost $899,025)		886,394

	Shares	Value
RIGHT - 0.0%
Austria - 0.0%
Buwog AG, (B) (G) (H) Exercise Price EUR 29, Expiration Date 12/31/2099	152	$ 0

Total Right (Cost $0)		0

OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.33% (F)	6,186,122	6,186,122

Total Other Investment Company (Cost $6,186,122)		6,186,122

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (F), dated 06/28/2019, to be repurchased at $2,083,987 on 07/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 09/30/2021, and with a value of $2,126,913.	$ 2,083,735	2,083,735

Total Repurchase Agreement (Cost $2,083,735)		2,083,735

Total Investments (Cost $195,909,133)		199,309,194
Net Other Assets (Liabilities) - (2.9)%		(5,613,312)

Net Assets - 100.0%		$ 193,695,882

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	Long	27	09/20/2019	$2,522,571	$2,596,455	$73,884	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.6%	$19,137,214
Pharmaceuticals	7.7	15,278,279
Insurance	5.2	10,439,945
Oil, Gas & Consumable Fuels	5.0	10,063,534
Food Products	3.5	7,012,312
Automobiles	3.2	6,304,154
Chemicals	3.1	6,184,599
Metals & Mining	3.0	5,950,152
Machinery	2.6	5,131,987
Beverages	2.5	4,884,832
Textiles, Apparel & Luxury Goods	2.4	4,712,416
Personal Products	2.2	4,461,528
Capital Markets	2.1	4,182,851
Real Estate Management & Development	2.1	4,141,538
Diversified Telecommunication Services	2.0	4,040,345

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Electric Utilities	1.9%		$3,839,745
Equity Real Estate Investment Trusts	1.7		3,325,264
Software	1.6		3,243,181
Electronic Equipment, Instruments & Components	1.6		3,118,908
Health Care Equipment & Supplies	1.5		3,036,349
Wireless Telecommunication Services	1.5		2,986,088
Hotels, Restaurants & Leisure	1.5		2,944,951
Electrical Equipment	1.4		2,890,838
Aerospace & Defense	1.4		2,840,816
Road & Rail	1.4		2,808,394
Industrial Conglomerates	1.4		2,746,540
Professional Services	1.4		2,721,766
Semiconductors & Semiconductor Equipment	1.4		2,709,156
Trading Companies & Distributors	1.3		2,633,723
Food & Staples Retailing	1.3		2,623,309
Household Durables	1.1		2,121,654
Auto Components	1.0		2,019,860
IT Services	1.0		1,915,308
Construction & Engineering	0.9		1,843,697
Multi-Utilities	0.9		1,824,204
Building Products	0.9		1,791,925
Tobacco	0.9		1,776,763
Household Products	0.8		1,644,162
Specialty Retail	0.8		1,606,247
Biotechnology	0.7		1,369,034
Entertainment	0.7		1,349,542
Diversified Financial Services	0.6		1,249,447
Media	0.6		1,220,224
Technology Hardware, Storage & Peripherals	0.6		1,195,151
Construction Materials	0.6		1,118,708
Health Care Providers & Services	0.5		1,092,658
Commercial Services & Supplies	0.5		1,032,626
Transportation Infrastructure	0.5		1,025,770
Multiline Retail	0.5		1,009,551
Gas Utilities	0.5		1,001,258
Communications Equipment	0.4		728,879
Air Freight & Logistics	0.4		706,760
Paper & Forest Products	0.3		601,299
Life Sciences Tools & Services	0.3		538,229
Leisure Products	0.2		479,022
Airlines	0.2		420,081
Internet & Direct Marketing Retail	0.2		385,189
Marine	0.2		337,565
Containers & Packaging	0.1		256,801
Energy Equipment & Services	0.1		196,340
Interactive Media & Services	0.1		187,312
Water Utilities	0.1		174,020
Health Care Technology	0.1		127,848
Independent Power & Renewable Electricity Producers	0.1		118,004
Consumer Finance	0.0	(C)	78,394
Distributors	0.0	(C)	59,190
Diversified Consumer Services	0.0	(C)	41,901

Investments	95.9		191,039,337
Short-Term Investments	4.1		8,269,857

Total Investments	100.0%		$199,309,194

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Common Stocks	$1,902,452	$188,250,491	$—	$190,152,943
Preferred Stocks	—	886,394	—	886,394
Right	—	—	0	0
Other Investment Company	6,186,122	—	—	6,186,122
Repurchase Agreement	—	2,083,735	—	2,083,735

Total Investments	$8,088,574	$191,220,620	$0	$199,309,194

Other Financial Instruments
Futures Contracts (J)	$73,884	$—	$—	$73,884

Total Other Financial Instruments	$73,884	$—	$—	$73,884

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,886,283. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the total value of 144A securities is $1,258,891, representing 0.6% of the Fund’s net assets.
(E)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the value of the Regulation S security is $55,802, representing less than 0.1% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at June 30, 2019.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Security deemed worthless.
(I)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(K)	Level 3 securities were not considered significant to the Fund.

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P EM 100 & Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
Assets:
Investments, at value (A) (B)	$99,352,440	$420,727,793	$41,137,628	$44,835,185	$197,225,459
Repurchase agreements, at value (C)	749,795	4,015,515	328,168	—	2,083,735
Cash	—	616	27	—	42,192
Cash collateral pledged at broker for:
Futures contracts	34,000	170,100	10,650	18,200	121,500
Foreign currency, at value (D)	—	—	—	135,362	1,604,639
Receivables and other assets:
Investments sold	14,225,999	334,637	11,111,618	5,404,920	7,989
Net income from securities lending	646	—	1,009	91	10,654
Dividends	77,428	337,743	30,283	222,570	395,714
Interest	30	162	13	—	84
Tax reclaims	—	—	—	1,068	323,114
Variation margin receivable on futures contracts	315,395	1,379,384	128,995	536,782	372,848
Total assets	114,755,733	426,965,950	52,748,391	51,154,178	202,187,928

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,146,033	761,436	1,378,846	455,626	6,186,122
Payables and other liabilities:
Investments purchased	524,494	543,632	285,714	37,635	—
When-issued, delayed-delivery, forward and TBA commitments purchased	13,780,489	—	10,987,213	5,404,666	—
Dividends	279,807	1,599,828	102,446	339,810	2,232,666
Due to custodian	—	—	—	135,460	—
Investment management fees	32,787	111,680	13,486	20,064	73,258
Other accrued expenses	—	1,020	—	—	—
Total liabilities	17,763,610	3,017,596	12,767,705	6,393,261	8,492,046
Net assets	$96,992,123	$423,948,354	$39,980,686	$44,760,917	$193,695,882

Net assets consist of:
Paid-in capital	$98,724,166	$403,463,284	$43,430,127	$45,472,846	$197,746,537
Total distributable earnings (accumulated losses)	(1,732,043)	20,485,070	(3,449,441)	(711,929)	(4,050,655)
Net assets	$96,992,123	$423,948,354	$39,980,686	$44,760,917	$193,695,882
Shares outstanding	1,850,000	7,450,000	750,000	900,000	3,950,000
Net asset value per share	$52.43	$56.91	$53.31	$49.73	$49.04

(A) Investments, at cost	$95,217,363	$382,405,600	$40,444,435	$45,055,327	$193,825,398
(B) Securities on loan, at value	$3,068,743	$745,610	$1,336,515	$429,996	$5,886,283
(C) Repurchase agreements, at cost	$749,795	$4,015,515	$328,168	$—	$2,083,735
(D) Foreign currency, at cost	$—	$—	$—	$135,235	$1,600,010

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

STATEMENTS OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P EM 100 & Managed Risk ETF (A)	DeltaShares® S&P International Managed Risk ETF
Investment Income:
Dividend income	$604,615	$3,396,774	$179,093	$427,540	$4,828,875
Interest income	372,545	933,633	180,315	27,312	195,392
Net income from securities lending	10,618	30,261	7,637	153	48,856
Withholding taxes on foreign income	(295)	—	(68)	(49,550)	(450,513)
Total investment income	987,483	4,360,668	366,977	405,455	4,622,610

Expenses:
Investment management fees	225,442	707,299	89,986	63,939	501,891
Total expenses	225,442	707,299	89,986	63,939	501,891

Net investment income (loss)	762,041	3,653,369	276,991	341,516	4,120,719

Net realized gain (loss) on:
Investments	771,506	1,104,872	266,401	(689,956)	425,595
In-kind redemptions	1,655,444	2,388,727	205,815	—	3,313,313
Futures contracts	209,586	680,062	77,124	184,413	688,971
Foreign currency transactions	—	—	—	(3,377)	10,090
Net realized gain (loss)	2,636,536	4,173,661	549,340	(508,920)	4,437,969

Net change in unrealized appreciation (depreciation) on:
Investments	5,856,063	38,858,351	1,788,546	(220,142)	13,964,497
Futures contracts	(5,414)	(3,241)	(6,448)	15,103	66,745
Translation of assets and liabilities denominated in foreign currencies	—	—	—	324	9,410
Net change in unrealized appreciation (depreciation)	5,850,649	38,855,110	1,782,098	(204,715)	14,040,652
Net realized and change in unrealized gain (loss)	8,487,185	43,028,771	2,331,438	(713,635)	18,478,621
Net increase (decrease) in net assets resulting from operations	$9,249,226	$46,682,140	$2,608,429	$(372,119)	$22,599,340

(A)	Commenced operations on March 20, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS

For the years and periods ended:

	DeltaShares® S&P 400 Managed Risk ETF		DeltaShares® S&P 500 Managed Risk ETF		DeltaShares® S&P 600 Managed Risk ETF
	June 30, 2019 (unaudited)	December 31, 2018	June 30, 2019 (unaudited)	December 31, 2018	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$762,041	$1,422,182	$3,653,369	$6,949,871	$276,991	$513,096
Net realized gain (loss)	2,636,536	1,374,587	4,173,661	12,563,607	549,340	3,600,904
Net change in unrealized appreciation (depreciation)	5,850,649	(12,341,124)	38,855,110	(31,325,342)	1,782,098	(6,206,153)
Net increase (decrease) in net assets resulting from operations	9,249,226	(9,544,355)	46,682,140	(11,811,864)	2,608,429	(2,092,153)

Distributions to shareholders:
Dividends and/or distributions to shareholders	(724,023)	(1,403,938)	(3,864,572)	(6,986,427)	(275,004)	(555,073)
Net increase (decrease) in net assets resulting from distributions to shareholders	(724,023)	(1,403,938)	(3,864,572)	(6,986,427)	(275,004)	(555,073)

Capital share transactions:
Proceeds from shares sold	—	70,966,612	8,055,871	280,974,489	—	45,414,201
Cost of shares redeemed	(15,377,093)	(88,168,320)	(13,683,263)	(294,728,315)	(2,626,876)	(61,823,421)
Net increase (decrease) in net assets resulting from capital share transactions	(15,377,093)	(17,201,708)	(5,627,392)	(13,753,826)	(2,626,876)	(16,409,220)
Net increase (decrease) in net assets	(6,851,890)	(28,150,001)	37,190,176	(32,552,117)	(293,451)	(19,056,446)

Net assets:
Beginning of period/year	103,844,013	131,994,014	386,758,178	419,310,295	40,274,137	59,330,583
End of period/year	$96,992,123	$103,844,013	$423,948,354	$386,758,178	$39,980,686	$40,274,137

Capital share transactions - shares:
Shares issued	—	1,300,000	150,000	5,050,000	—	800,000
Shares redeemed	(300,000)	(1,600,000)	(250,000)	(5,250,000)	(50,000)	(1,100,000)
Net increase (decrease) in shares outstanding	(300,000)	(300,000)	(100,000)	(200,000)	(50,000)	(300,000)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the year and periods ended:

	DeltaShares® S&P EM 100 & Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
	June 30, 2019 (unaudited) (A)	June 30, 2019 (unaudited)	December 31, 2018
From operations:
Net investment income (loss)	$341,516	$4,120,719	$5,827,799
Net realized gain (loss)	(508,920)	4,437,969	(9,898,343)
Net change in unrealized appreciation (depreciation)	(204,715)	14,040,652	(25,202,071)
Net increase (decrease) in net assets resulting from operations	(372,119)	22,599,340	(29,272,615)

Distributions to shareholders:
Dividends and/or distributions to shareholders	(339,810)	(4,160,172)	(5,925,145)
Net increase (decrease) in net assets resulting from distributions to shareholders	(339,810)	(4,160,172)	(5,925,145)

Capital share transactions:
Proceeds from shares sold	45,472,846	4,594,931	14,936,476
Cost of shares redeemed	—	(31,528,292)	(21,956,219)
Net increase (decrease) in net assets resulting from capital share transactions	45,472,846	(26,933,361)	(7,019,743)
Net increase (decrease) in net assets	44,760,917	(8,494,193)	(42,217,503)

Net assets:
Beginning of period	—	202,190,075	244,407,578
End of period	$44,760,917	$193,695,882	$202,190,075

Capital share transactions - shares:
Shares issued	900,000	100,000	300,000
Shares redeemed	—	(650,000)	(400,000)
Net increase (decrease) in shares outstanding	900,000	(550,000)	(100,000)

(A)	Commenced operations on March 20, 2019.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:	DeltaShares® S&P 400 Managed Risk ETF
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of periods/year	$48.30		$53.88	$50.00

Investment operations:
Net investment income (loss) (B)	0.38		0.66	0.27
Net realized and unrealized gain (loss)	4.11		(5.58)	3.94
Total investment operations	4.49		(4.92)	4.21

Dividends and/or distributions to shareholders:
Net investment income	(0.36)		(0.66)	(0.27)
Net realized gains	—		—	(0.06)
Total dividends and/or distributions to shareholders	(0.36)		(0.66)	(0.33)

Net asset value, end of periods/year	$52.43		$48.30	$53.88
Total return	9.30	%(C)	(9.19)%	8.42	%(C)

Ratio and supplemental data:
Net assets end of periods/year (000’s)	$96,992		$103,844	$131,994
Expenses to average net assets	0.45	%(D)	0.45%	0.45	%(D)
Net investment income (loss) to average net assets	1.52	%(D)	1.23%	1.25	%(D)
Portfolio turnover rate (E)	292	%(C)	435%	6	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the periods and year indicated:	DeltaShares® S&P 500 Managed Risk ETF
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of periods/year	$51.23		$54.10	$50.00

Investment operations:
Net investment income (loss) (B)	0.49		0.91	0.36
Net realized and unrealized gain (loss)	5.70		(2.86)	4.09
Total investment operations	6.19		(1.95)	4.45

Dividends and/or distributions to shareholders:
Net investment income	(0.51)		(0.91)	(0.34)
Net realized gains	—		(0.01)	(0.01)
Total dividends and/or distributions to shareholders	(0.51)		(0.92)	(0.35)

Net asset value, end of periods/year	$56.91		$51.23	$54.10
Total return	12.10	%(C)	(3.68)%	8.94	%(C)

Ratio and supplemental data:
Net assets end of periods/year (000’s)	$423,948		$386,758	$419,310
Expenses to average net assets	0.35	%(D)	0.35%	0.35	%(D)
Net investment income (loss) to average net assets	1.81	%(D)	1.65%	1.64	%(D)
Portfolio turnover rate (E)	174	%(C)	430%	2	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	DeltaShares® S&P 600 Managed Risk ETF
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of periods/year	$50.34		$53.94	$50.00

Investment operations:
Net investment income (loss) (B)	0.36		0.59	0.24
Net realized and unrealized gain (loss)	2.96		(3.52)	4.09
Total investment operations	3.32		(2.93)	4.33

Dividends and/or distributions to shareholders:
Net investment income	(0.35)		(0.64)	(0.24)
Net realized gains	—		(0.03)	(0.15)
Total dividends and/or distributions to shareholders	(0.35)		(0.67)	(0.39)

Net asset value, end of periods/year	$53.31		$50.34	$53.94
Total return	6.59	%(C)	(5.47)%	8.65	%(C)

Ratio and supplemental data:
Net assets end of periods/year (000’s)	$39,981		$40,274	$59,331
Expenses to average net assets	0.45	%(D)	0.45%	0.45	%(D)
Net investment income (loss) to average net assets	1.39	%(D)	1.07%	1.12	%(D)
Portfolio turnover rate (E)	335	%(C)	448%	21	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the period indicated:	DeltaShares® S&P EM 100 & Managed Risk ETF
	June 30, 2019 (unaudited) (A)
Net asset value, beginning of period	$50.14

Investment operations:
Net investment income (loss) (B)	0.43
Net realized and unrealized gain (loss)	(0.46)
Total investment operations	(0.03)

Dividends and/or distributions to shareholders:
Net investment income	(0.38)

Net asset value, end of period	$49.73
Total return	(0.15	)%(C)

Ratio and supplemental data:
Net assets end of period (000’s)	$44,761
Expenses to average net assets	0.60	%(D)
Net investment income (loss) to average net assets	3.21	%(D)
Portfolio turnover rate (E)	151	%(C)

(A)	Commenced operations on March 20, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and year indicated:	DeltaShares® S&P International Managed Risk ETF
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of periods/year	$44.93		$53.13	$50.00

Investment operations:
Net investment income (loss) (B)	0.97		1.33	0.32
Net realized and unrealized gain (loss)	4.12		(8.15)	3.16
Total investment operations	5.09		(6.82)	3.48

Dividends and/or distributions to shareholders:
Net investment income	(0.98)		(1.37)	(0.34)
Net realized gains	—		(0.01)	(0.01)
Total dividends and/or distributions to shareholders	(0.98)		(1.38)	(0.35)

Net asset value, end of periods/year	$49.04		$44.93	$53.13
Total return	11.35	%(C)	(13.09)%	6.97	%(C)

Ratio and supplemental data:
Net assets end of periods/year (000’s)	$193,696		$202,190	$244,408
Expenses to average net assets	0.50	%(D)	0.50%	0.50	%(D)
Net investment income (loss) to average net assets	4.12	%(D)	2.60%	1.47	%(D)
Portfolio turnover rate (E)	79	%(C)	189%	3	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust dated May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”)
DeltaShares® S&P EM 100 & Managed Risk ETF (“S&P EM 100 & Managed Risk”) (A)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”)

(A)	Commenced operations on March 20, 2019.

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund is to seek to track the investment results, before fees and expenses, of the respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or indexing approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P EM 100 & Managed Risk	S&P EM 100 Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired Milliman Financial Risk Management LLC as the sub-adviser to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

1. ORGANIZATION (continued)

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Organizational and offering costs: TAM has agreed to pay all of the S&P EM 100 & Managed Risk organizational and offering costs. The offering and organizational costs are not subject to repayment to TAM by the Fund.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Contingent value rights: The Funds may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at June 30, 2019, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2019, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund , through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2019.

Repurchase agreements at June 30, 2019, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of June 30, 2019. No individual fund has a significant holding in the Navigator. By lending securities, the Funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected in Net income from securities lending within the Statements of Operations and is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2019, if any, are shown on a gross basis within the Schedule of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$3,146,033	$—	$—	$—	$3,146,033
Total Borrowings	$3,146,033	$—	$—	$—	$3,146,033

S&P 500 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$761,436	$—	$—	$—	$761,436
Total Borrowings	$761,436	$—	$—	$—	$761,436

S&P 600 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$1,378,846	$—	$—	$—	$1,378,846
Total Borrowings	$1,378,846	$—	$—	$—	$1,378,846

S&P EM 100 & Managed Risk ETF
Securities Lending Transactions
Common Stocks	$455,626	$—	$—	$—	$455,626
Total Borrowings	$455,626	$—	$—	$—	$455,626

S&P International Managed Risk ETF
Securities Lending Transactions
Common Stocks	$6,186,122	$—	$—	$—	$6,186,122
Total Borrowings	$6,186,122	$—	$—	$—	$6,186,122

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Fund’s ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2019, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2019.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk ETF
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$11,899	$—	$—	$11,899
Total	$—	$—	$11,899	$—	$—	$11,899

S&P 500 Managed Risk ETF
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$61,592	$—	$—	$61,592
Total	$—	$—	$61,592	$—	$—	$61,592

S&P 600 Managed Risk ETF
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$3,151	$—	$—	$3,151
Total	$—	$—	$3,151	$—	$—	$3,151

S&P EM 100 & Managed Risk ETF
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$15,103	$—	$—	$15,103
Total	$—	$—	$15,103	$—	$—	$15,103

S&P International Managed Risk ETF
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$73,884	$—	$—	$73,884
Total	$—	$—	$73,884	$—	$—	$73,884

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of June 30, 2019.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk ETF
Futures contracts	$11,252	$—	$198,334	$—	$—	$209,586
Total	$11,252	$—	$198,334	$—	$—	$209,586

S&P 500 Managed Risk ETF
Futures contracts	$7,279	$—	$672,783	$—	$—	$680,062
Total	$7,279	$—	$672,783	$—	$—	$680,062

S&P 600 Managed Risk ETF
Futures contracts	$669	$—	$76,455	$—	$—	$77,124
Total	$669	$—	$76,455	$—	$—	$77,124

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P EM 100 & Managed Risk ETF
Futures contracts	$—	$—	$184,413	$—	$—	$184,413
Total	$—	$—	$184,413	$—	$—	$184,413

S&P International Managed Risk ETF
Futures contracts	$(6,585)	$—	$695,556	$—	$—	$688,971
Total	$(6,585)	$—	$695,556	$—	$—	$688,971

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk ETF
Futures contracts	$(503)	$—	$(4,911)	$—	$—	$(5,414)
Total	$(503)	$—	$(4,911)	$—	$—	$(5,414)

S&P 500 Managed Risk ETF
Futures contracts	$(326)	$—	$(2,915)	$—	$—	$(3,241)
Total	$(326)	$—	$(2,915)	$—	$—	$(3,241)

S&P 600 Managed Risk ETF
Futures contracts	$(29)	$—	$(6,419)	$—	$—	$(6,448)
Total	$(29)	$—	$(6,419)	$—	$—	$(6,448)

S&P EM 100 & Managed Risk ETF
Futures contracts	$—	$—	$15,103	$—	$—	$15,103
Total	$—	$—	$15,103	$—	$—	$15,103

S&P International Managed Risk ETF
Futures contracts	$(1,542)	$—	$68,287	$—	$—	$66,745
Total	$(1,542)	$—	$68,287	$—	$—	$66,745

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2019.

	Futures Contracts at Notional Amount
Fund	Long	Short
S&P 400 Managed Risk ETF	$1,342,153	$—
S&P 500 Managed Risk ETF	4,624,251	—
S&P 600 Managed Risk ETF	428,599	—
S&P EM 100 & Managed Risk ETF	469,250	—
S&P International Managed Risk ETF	3,268,656	—

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Funds may be required to post collateral on derivatives if the Funds are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

For financial reporting purposes, cash collateral that has been pledged or received at the custodian and/or broker to cover obligations of each Fund, if any, is reported separately in Cash collateral pledged at custodian and/or broker, and Cash collateral at broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Asset Allocation: Each Underlying Index and, thus, each Fund allocates assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets bear heightened foreign investments risks. Emerging market countries typically have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. A fund investing in emerging market countries may be required to establish special custody or other arrangements before investing. An investment in emerging market securities should be considered speculative.

Foreign investment risk: Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign countries in which a fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a fund’s investments may decline because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund‘s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While the Sub-Adviser seeks to track the performance of an Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), a Fund’s return may not match the return of the Underlying Index. Each Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities. In addition, a Fund may not be fully invested at times, either as a result of cash flows into or out of the fund or reserves of cash held by the fund to meet redemptions. Changes in the composition of the Underlying Index and regulatory requirements also may impact a Fund’s ability to match the return of the Underlying Index. The Sub-Adviser may apply one or more “screens” or investment techniques to refine or limit the number or types of issuers included in the Underlying Index in which a fund may invest. Application of such screens or techniques may result in investment performance below that of the Underlying Index and may not produce results expected by the Investment Manager. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. In addition, due to the potential for frequent rebalancing of the Underlying Indexes, there is greater risk that the Sub-Adviser may fail to implement changes to a fund’s portfolio necessary to track the performance of the relevant Underlying Index.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is an affiliate of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
S&P 400 Managed Risk	0.45%
S&P 500 Managed Risk	0.35
S&P 600 Managed Risk	0.45
S&P EM 100 & Managed Risk	0.60
S&P International Managed Risk	0.50

From time to time, TAM may waive all or a portion of its management fee. TAM pays all expenses of each Fund other than the investment management fee, distribution fee pursuant to each Fund’s distribution and service plan, if any, brokerage expenses, taxes, interest, litigation expenses, fees and expenses related to securities lending services, costs of borrowing money, acquired fund fees and expenses and other extraordinary expenses.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, however, the Distribution Plan has not yet been implemented. Payments at an annual rate of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of capital shares. The implementation of any such payments would be approved by the Board prior to implementation.

The Trust has entered into a distribution agreement with Foreside Fund Services, LLC as the Funds’ distributor. The Distributor will not distribute Fund shares in less than creation units, and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser(s) for the period ended June 30, 2019.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2019, the cost of securities purchased and proceeds from securities sold (excluding in-kind transactions and short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
S&P 400 Managed Risk	$90,800,595	$199,021,092	$37,948,657	$252,404,045
S&P 500 Managed Risk	312,258,271	395,678,328	76,746,884	628,424,085
S&P 600 Managed Risk	31,579,262	102,725,484	15,797,969	118,842,935
S&P EM 100 & Managed Risk	31,622,570	34,792,737	12,600,447	29,563,079
S&P International Managed Risk	110,461,285	52,841,066	17,373,280	141,966,812

For the period ended June 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales are as follows:

Fund	In-Kind Purchases	In-Kind Sales
S&P 400 Managed Risk	$—	$11,041,957
S&P 500 Managed Risk	5,495,276	12,194,344
S&P 600 Managed Risk	—	1,620,023
S&P EM 100 & Managed Risk	21,038,016	—
S&P International Managed Risk	3,250,349	30,190,419

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

10. CAPITAL SHARE TRANSACTIONS

The Funds will issue or redeem capital shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in each Fund’s Underlying Index.

Individual capital shares may only be purchased and sold on a national securities exchange, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because capital shares trade at market prices rather than at NAV, capital shares may trade at a price greater than NAV (premium) or less than NAV (discount). Transactions in capital shares for each Fund are disclosed in detail within the Statements of Changes in Net Assets.

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
S&P 400 Managed Risk	$95,967,158	$7,152,708	$(3,005,732)	$4,146,976
S&P 500 Managed Risk	386,421,115	44,246,343	(5,862,558)	38,383,785
S&P 600 Managed Risk	40,772,603	2,529,125	(1,832,781)	696,344
S&P EM 100 & Managed Risk	45,055,327	1,149,658	(1,354,697)	(205,039)
S&P International Managed Risk	195,909,133	16,214,510	(12,740,565)	3,473,945

12. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

13. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TAM also serves as the investment manager to the DeltaShares exchange traded funds, and TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

13. LEGAL PROCEEDINGS (continued)

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Funds’ financial statements.

Transamerica ETF Trust	Semi-Annual Report 2019

Approval of the Management Agreement and Investment Sub-Advisory Agreement

On May 20, 2019, at a meeting of the Board of Trustees (the “Board” or “Trustees”) of Transamerica ETF Trust (“Trust”), including those Trustees who are not interested persons of the Trust (“Independent Trustees”), the Board considered (1) the continued appointment of Transamerica Asset Management, Inc. (“TAM”) as investment manager of the DeltaShares S&P 400 Managed Risk ETF (“DMRM”), DeltaShares S&P 500 Managed Risk ETF (“DMRL”), DeltaShares S&P 600 Managed Risk ETF (“DMRS”), DeltaShares S&P International Managed Risk ETF (“DMRI”) and DeltaShares S&P EM 100 & Managed Risk ETF (“DMRE,” and collectively, the “Funds”), pursuant to the renewal of the Management Agreement between TAM and the Trust with respect to the Funds, and (2) the continued appointment of Milliman Financial Risk Management LLC (“Sub-Adviser”) as investment sub-adviser of the Funds pursuant to the renewal of the Investment Sub-Advisory Agreement between Sub-Adviser and TAM with respect to the Funds. In preparation for its deliberations, the Board requested, and received in advance of the meeting, a written response from each of TAM and the Sub-Adviser (collectively, the “Advisers”) to a due diligence questionnaire circulated on the Board’s behalf regarding the services it provides to the Funds. In addition, during its deliberations the Board received an oral presentation from TAM and the Sub-Adviser, and was assisted by the advice of Fund counsel. The Independent Trustees were also assisted by the advice of Independent Trustee counsel with whom they met in executive session to discuss the renewal of the Management Agreement and the Investment Sub-Advisory Agreement (the “Agreements”) with respect to each Fund. The Board considered the Agreements for each Fund and the engagement of the TAM and the Sub-Adviser separately.

The Trustees evaluated the information provided by the Advisers in connection with the Board’s consideration of the renewal of the Agreements in light of the legal advice furnished to them by counsel and their own business judgment. In this respect, the Board considered, among other matters: (1) the nature, extent and quality of the services provided to the Funds by TAM and the Sub-Adviser under the Agreements, including information on the investment performance of each Fund; (2) the costs of the services provided to the Funds by TAM and the Sub-Adviser and the profitability of each Adviser’s relationship with the Funds; (3) information concerning the advisory fee rate and net total expense ratio of each Fund, including a comparison of each Fund’s advisory fee rate and gross and net total expense ratio to those of comparable exchange-traded funds (“ETFs”) identified by Broadridge Financial Solutions, Inc. (“Broadridge”) (such companies collectively, a “peer group”); (4) the extent to which, under the Agreements, economies of scale may be realized by each Fund as it grows due to the advisory fee rate and/or structure enabling investors to share in the benefits of economies of scale; and (5) other benefits received by TAM (and its affiliates) and the Sub-Adviser (and its affiliates) from their respective relationships with the Funds. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. In reviewing the information provided for the meeting, the Board recognized that the evaluation process with respect to TAM and the Sub-Adviser was an ongoing one and, in this regard, the Board considered information provided by TAM and the Sub-Adviser at regularly scheduled meetings during the past year.

The nature, extent and quality of the advisory services provided, including investment performance. The Board considered the nature, extent and quality of the services provided by TAM and Sub-Adviser under the Agreements. In this regard, the Board considered the investment objective and strategy of each Fund, including its dynamic nature, which may require the Sub-Adviser to shift each Fund’s allocations between equity and fixed income exposures on a frequent (even daily) basis. The Board also considered TAM’s oversight responsibilities with respect to each Fund, including of the Sub-Adviser’s trading on behalf of the Funds to implement their dynamic investment strategies, as well as of the Funds’ other service providers. The Board noted the continuous and regular management and services provided by each of TAM and the Sub-Adviser with respect to the Funds. The Board also noted the experience, capability and integrity of the TAM and Sub-Adviser personnel involved with the Funds and, in particular, the professional qualifications of the Sub-Adviser’s portfolio management team, including the Sub-Adviser’s experience implementing managed risk strategies. Further, the Board reviewed the financial position of TAM and Sub-Adviser in order to evaluate their ability to continue to provide the same quality and level of services under the Agreements as in the past.

The Board also considered the compliance and operational resources of TAM and the Sub-Adviser. In this regard, the Board reviewed a written report from the Trust’s chief compliance officer (“CCO”) setting forth his annual assessment of TAM’s and the Sub-Adviser’s compliance programs which reflected the CCO’s conclusion that the Sub-Adviser had robust compliance policies and procedures. In addition, the Board considered TAM’s compliance policies and procedures in light of, among other things, various enhancements TAM made, or is making, to its compliance program and TAM’s addition of experienced compliance personnel, both at the parent company level and at TAM. The Board observed that TAM’s dedication of resources to compliance since the last approval of the Agreements had evidenced its commitment to a robust compliance regime.

The Board considered the performance of each Fund, based on its seeking to replicate the performance results of its underlying index, and reviewed the accuracy with which each Fund tracked its underlying index. The Board noted that, except for DMRI, the performance of the Funds that had been operational for at least one year at the time of the meeting had generally outperformed the non-risk managed version of their underlying index. In addition, the Board reviewed the Funds’ daily tracking tolerance bands and the Funds’ acceptable annualized tracking error ranges, including in each case how they were determined. On the basis of this and other information, the Board concluded that TAM and Sub-Adviser were providing an appropriate level of investment management services to the Funds and that the Funds could benefit from their continued management.

Transamerica ETF Trust	Semi-Annual Report 2019

Approval of the Management Agreement and Investment Sub-Advisory Agreement (continued)

Management fees, sub-advisory fees and net expense ratios. The Board considered the management and sub-advisory fees and gross and net total expense ratios of each of the Funds, including information comparing the management fee and gross and net total expense ratio of each Fund to the management fees and gross and net total expense ratios of its ETF peer group, as identified by Broadridge. The Board noted that the management fee paid to TAM is a “unitary” fee, meaning that TAM is responsible for paying all expenses of the Funds out of the management fee (other than those expenses specifically excluded in the Management Agreement), including the sub-advisory fee. The Board observed that the actual management fees of each Fund are higher than the median of the relevant peer group and that, with the exception of DMRL, the net total expense ratio of each Fund was higher than the median of the relevant peer group. In considering the reasonableness of the management fees, the Board noted the complexity of the managed risk strategy pursued by each Fund and the portfolio management services required to manage each Fund’s portfolio. The Board also noted that because the Funds’ underlying indexes and, therefore, the Funds may rebalance on a daily basis, the investment management services provided to the Funds may be more involved than those required of other passive ETFs in the Funds’ peer groups that rebalance less frequently.

The Board considered the different management fees paid by the Funds under the Management Agreement. The Board considered TAM’s representation that DMRL was intentionally priced lower for competitive purposes. The Board also noted TAM’s representation that DMRI and DMRE, as a result of tracking foreign securities indexes, required more attention to valuation, which was considered when proposing the management fees. The Board further considered the impact of corporate actions, number and liquidity of index components on the investment management activities required of TAM and of the Sub-Adviser, which may warrant higher management fees. The Board then discussed potential conflicts that may arise under the unitary fee structure and TAM’s mitigation and monitoring of those conflicts.

The Board considered the specific management services provided by TAM for the portion of the management fee it retains under the Management and Investment Sub-Advisory Agreements. The Board noted that these services include, among others, the services TAM provides in the form of oversight of the services provided by the Funds’ custodian, transfer agent, independent accountant and legal counsel and supervision of the performance of recordkeeping and shareholder relations functions of the Funds. The Board also noted that TAM, as a “manager of managers,” provides selection, oversight and monitoring of the Sub-Adviser. The Board considered that TAM’s management services also include, among other things, the provision of supervisory, compliance and administrative services to each Fund. To provide these services, the Board noted that TAM had made, and was continuing to make, significant commitments to the development, management and success of the Funds. In this regard, the Board noted that TAM assumes commensurate entrepreneurial risk, including by hiring and developing dedicated investment management, product development and other personnel for the Funds’ operations. The Trustees considered that TAM’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. They also considered TAM’s operational infrastructure, including its risk management, technology and cybersecurity controls and systems.

With respect to the sub-advisory fee, in particular, the Board observed that TAM paid the fee directly out of its management fee. Accordingly, the Board reasoned that TAM would likely have negotiated at arm’s length for a competitive rate, including because all sub-advisory fees paid by TAM directly and adversely impact the profitability of the Funds to TAM.

On the basis of these and other considerations, the Board determined that the management and sub-advisory fees to be received by TAM and Sub-Adviser under the Agreements were reasonable in light of the services to be provided and the risks to be borne by TAM and the Sub-Adviser, respectively.

The cost of advisory services provided and the level of profitability. The Board considered the profitability data provided by TAM and the Sub-Adviser. The Board noted that, although each Fund appeared to be profitable to the Sub-Adviser, the Funds were not yet profitable to TAM. In this regard, the Board noted that the majority of the assets under management in the Funds had been invested by mutual funds advised by TAM and that TAM had implemented waivers with respect to a portion of such investments. In addition, with respect to the profitability of the Funds to the Sub-Adviser, the Board observed that the Sub-Adviser was paid directly by TAM out of the management fee and, therefore, TAM could be assumed to have negotiated a competitive sub-advisory fee rate that would ensure that no Fund was unreasonably profitable to the Sub-Adviser. Based on this information, the Board determined that the profitability of TAM and the Sub-Adviser from their respective relationships with each Fund was not excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board evaluated the extent to which the management fee payable under the Management Agreement reflects economies of scale or will permit economies of scale to be realized in the future. Based upon its review of the Funds’ assets under management, including third party assets under management, the Board concluded that the Funds were not currently experiencing any economies of scale and that, as each Fund grows, the Board will have the opportunity to re-evaluate any economies of scale.

Benefits to the Advisers and their affiliates from their relationship with the Funds. The Board considered other benefits derived by TAM and its affiliates and, separately, by the Sub-Adviser and its affiliates from their respective relationships with the Funds. The

Transamerica ETF Trust	Semi-Annual Report 2019

Approval of the Management Agreement and Investment Sub-Advisory Agreement (continued)

Board noted that TAM would not realize soft dollar benefits from its relationships with the Funds, but that the Sub-Adviser could engage in soft dollar arrangements consistent with applicable law and “best execution” requirements and that under such circumstances, the Sub-Adviser would derive some fall-out benefits from its relationship with the Funds. The Board also considered the benefits to TAM and the Sub-Adviser of investments in the Funds by such other funds that they, respectively, manage and sub-advise. In light of certain partial waivers of fees otherwise earned by TAM (and passed through to the Sub-Adviser) in connection with the investment by other funds in the Funds, the Board concluded that, under the totality of the circumstances, the fall-out benefits enjoyed by TAM and the Sub-Adviser in connection with the Funds were not unreasonable.

Conclusion. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from TAM and the Sub-Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreements, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Transamerica ETF Trust	Semi-Annual Report 2019

LIQUIDITY RISK MANAGEMENT PROGRAM (“LRMP”)

(unaudited)

Per initial requirements for SEC Rule 22e-4, TAM established a LRMP in 2018, which was approved by the Board in March of 2019. In advance of the final compliance date of June 1, 2019, TAM successfully completed the liquidity rule implementation. All Funds were on-boarded to the State Street Global Exchange (SSGX) truView system (a third-party liquidity bucketing tool) at the end of December 2018. TAM currently has policies and procedures established for the day to day monitoring of liquidity risk, and continues to test and improve these policies and procedures as may be required.

Transamerica ETF Trust	Semi-Annual Report 2019

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica ETF Trust’s proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-316-8077 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-316-8077; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.deltashares.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica ETF Trust’s Annual Report, the Transamerica ETF Trust’s Prospectus, and other required documents that keep you informed regarding your Funds. The Trust will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-316-8077, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Premium/Discount Information

Information about differences between the per share net asset value of each Fund and the closing price of shares of each Fund are available, without charge, at www.deltashares.com.

Transamerica ETF Trust	Semi-Annual Report 2019

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-316-8077 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica ETF Trust	Semi-Annual Report 2019

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

The Transamerica ETF Trust is advised by Transamerica Asset Management, Inc. and distributed by Foreside Fund Services, LLC., Member of FINRA

124294 06/19

Item 2:	Code of Ethics.

Not applicable for semi-annual reports

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)

under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica ETF Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 4, 2019

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	September 4, 2019

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer